UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Tax-Exempt Bond Fund of America

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Semi-annual report for the six months ended February 28, 2010

The Tax-Exempt Bond Fund of America® seeks a high level of federally tax-exempt current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	7.96%	2.88%	4.49%

The total annual fund operating expense ratio was 0.56% for Class A shares as of August 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 and 23 for details.

Results for other share classes can be found on page 28.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from AAA (highest) to D (lowest), are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. Income may be subject to state or local taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gain distributions, if any, are taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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The Tax-Exempt Bond Fund of America’s fiscal year began amid a broad rally in the municipal bond market, as the effects of government stimulus and signs of economic stabilization bolstered investor demand for tax-exempt bonds. In this overall positive environment, the fund produced a total return of 4.84% for the six months ended February 28, 2010.

Results were slightly ahead of the fund’s peer group as measured by the Lipper General Municipal Debt Funds Average, which recorded a total return of 4.80%. By comparison, the unmanaged Barclays Capital Municipal Bond Index gained 4.13% in the period. The index tracks only investment-grade municipal bonds and has no expenses.

A key component of the fund’s total return comes from dividends derived from the income earned on the portfolio’s holdings. During the period, the fund paid dividends totaling about 24 cents a share. For shareholders who reinvested their dividends, this amounts to a tax-exempt income return of 2.04% (4.08% annualized), which is equivalent to a 3.14% (6.28% annualized) income return from a taxable investment for those in the 35% federal tax bracket. Shareholders who took their dividends in cash received a tax-exempt income return of 2.02% (4.04% annualized), equivalent to a taxable income return of 3.11% (6.22% annualized).

The fund’s total return also reflects an increase in share price to $12.15 from $11.82 at the end of the last fiscal year on August 31, 2009.

[Begin Sidebar]
Results at a glance

For periods ended February 28, 2010 (with all distributions reinvested)

		Average annual
	Total returns	total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund
of America (Class A shares)	12.19%	3.59%	5.10%
Lipper General Municipal Debt
Funds Average*	12.74	3.09	4.71
Barclays Capital Municipal Bond Index†	9.98	4.50	5.83

*The average’s results do not reflect the effect of sales charges.
† The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

Municipal market overview

The six months ended February 28, 2010, was a generally positive period for the municipal bond market, which saw the continuation of a rally across a broad spectrum of municipal securities. Tempted by severely depressed bond prices, investors aggressively returned to the market starting in early 2009. Increasing signs of economic stabilization and the continued effects of aggressive government stimulus efforts helped sustain the rally. As increased demand pushed prices higher, yields dropped to multiyear lows for many classes of bonds. Investor enthusiasm eased in October, but for the remaining four months of the period, prices were relatively stable and buyers returned to the market.

Buyers of tax-exempt bonds found themselves participating in a market that was undergoing a transformation. First, the number of brokerage firms that were supporting the muni market were reduced as a result of the financial crisis. What’s more, an increasing number of municipal governments turned to taxable Build America Bonds to finance their operations. (While these securities, which are subsidized by the federal government, may be less costly for issuers, they are not appropriate for this fund because they are not tax-exempt.) These factors led to a reduced supply of tax-exempt bonds available to traditional buyers.

Furthermore, the role of bond insurance as a stabilizing force in the market diminished. Insurers once guaranteed principal and interest payments for a large portion of the municipal bond market, conferring a top-notch credit rating on the bonds they guaranteed. During the financial crisis, however, many of these insurers struggled and suffered credit downgrades of their own, which raised concerns about the value of their guarantees. Recently, far fewer issuers have sought insurance and most bonds now trade on the issuer’s underlying credit quality.

How the fund responded

The Tax-Exempt Bond Fund of America invests in a broad array of tax-exempt securities. The financial difficulties faced by many issuers underscored the importance of individual security selection. As always, the investment professionals who manage the fund continued to focus on fundamental research of issuers and securities. What’s more, we believe the diminished role of bond insurance plays to the strength of our research effort. We believe our counselors and analysts, who have always looked beyond credit ratings and insurance guarantees as part of their research efforts, can add value for shareholders by identifying opportunities in the growing universe of uninsured bonds.

During the first half of the fiscal year, additions to the portfolio included revenue bonds backing airports, health care facilities, as well as water, sewer and electric utilities.

Looking forward

A measure of stability has returned to the municipal bond market, and given the low yields in the money markets, and expectations for higher tax rates, we expect continued healthy demand for tax-exempt bonds. However, a number of challenges remain. Municipal governments face budgetary problems, exacerbated by high unemployment and the lingering effects of the housing crisis.

We will focus on rigorous research to identify investment opportunities that we believe offer significant value for our shareholders over the long term. We remain focused on finding bonds that offer attractive yields while being mindful of risk. Our conservative approach may lead to lower results relative to our peers during market rallies, but it also has helped us generate better relative results during difficult market periods and through market cycles. (Please see the results table on page 1.)

Finally, we take this opportunity to welcome the new shareholders who invested with the fund during the period. During the six months, the fund’s net assets grew by nearly 7.4% and the number of shareholder accounts rose by 11.8%. We thank you for the trust and confidence you have placed in us.

We look forward to reporting to you again in six months.

Sincerely,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Neil L. Langberg

Neil L. Langberg
President

April 14, 2010

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 3.11%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 4.78%.) The fund’s distribution rate for Class A shares as of that date was 3.83%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Summary investment portfolio, February 28, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

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Quality ratings*

Aaa/AAA	20.5%
Aa/AA	28.7
A/A	25.0
Baa/BBB	11.3
Below investment -grade	7.2
Short-term securities & other assets less liabilities	7.3

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 92.67%	(000)	(000)	assets

Arizona - 2.89%
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2038	$25,000	$25,943	.27%
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	23,000	25,138	.26
Other securities		223,756	2.36
		274,837	2.89

California - 9.22%
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.00% 2034	20,000	20,395	.21
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	27,750	30,878	.32
Various Purpose G.O. Bonds, 5.00% 2029	22,000	21,123	.22
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, FSA insured, 5.00% 2037	35,000	36,147	.38
Other securities		769,111	8.09
		877,654	9.22

Colorado - 2.19%
Other securities		208,706	2.19

District of Columbia - 1.70%
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	26,109	.27
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.50% 2039	23,700	25,426	.27
Other securities		110,444	1.16
		161,979	1.70

Florida - 8.30%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	25,588	.27
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	27,000	30,070	.32
Other securities		734,173	7.71
		789,831	8.30

Georgia - 3.49%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	22,478	.24
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project):
!Series 2008-C, 5.70% 2043	37,000	38,457
!Series 2008-E, 7.00% 2023	19,670	23,391	.65
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2021	15,625	18,121	.19
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	23,000	26,898	.28
Other securities		202,518	2.13
		331,863	3.49

Illinois - 7.55%
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011) (1)	19,605	19,875	.21
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2007-A, FSA insured, 5.00% 2028	18,845	19,090	.20
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	21,710	23,294	.25
Other securities		656,448	6.89
		718,707	7.55

Indiana - 2.40%
Other securities		228,757	2.40

Louisiana - 2.07%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	22,789	.24
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	21,000	21,602	.23
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	21,700	20,375	.21
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	30,954	.33
Other securities		101,502	1.06
		197,222	2.07

Massachusetts - 1.96%
Other securities		186,220	1.96

Michigan - 2.42%
Other securities		229,862	2.42

Nevada - 2.42%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	20,000	21,583	.23
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	19,711	.21
Other securities		189,353	1.98
		230,647	2.42

New Jersey - 3.06%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	48,750	40,423	.42
Transportation Trust Fund Auth., Transportation System Bonds:
!Current Interest Bonds, Series 2006-A:
!!5.25% 2022	20,000	22,485
!!5.25% 2019-2021	24,000	27,228
!Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	5,843
!Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,025
!Series 2005-D, 5.00% 2020	4,000	4,248
!Series 2008-A, 6.00% 2038	5,000	5,524
!Series 2009-A, 0% 2039	18,000	3,048
!Capital Appreciation Bonds, Series 2010-A, 0% 2030-2040	38,000	7,767
Transit Corp., Certs. of Part.:
!Series 2000-B, AMBAC insured, 5.50% 2010	5,170	5,303
!Series 2003-A, AMBAC insured, 5.25% 2013	5,500	6,136
!Series 2005-A, FGIC-National insured, 5.00% 2016-2021	17,750	18,993	1.21
Other securities		134,910	1.43
		290,933	3.06

New York - 5.26%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)	25,845	28,092	.30
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026 (2)	20,300	21,841	.23
Other securities		450,402	4.73
		500,335	5.26

North Carolina - 1.47%
Other securities		140,330	1.47

Ohio - 2.65%
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	18,392	.19
American Municipal Power - Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2038	20,000	20,355	.21
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	26,300	22,413	.24
Other securities		190,754	2.01
		251,914	2.65

Pennsylvania - 2.33%
Other securities		221,468	2.33

South Carolina - 2.36%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	21,047	.22
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	21,635	.23
Other securities		181,741	1.91
		224,423	2.36

Tennessee - 1.40%
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	20,000	20,193	.21
Other securities		113,144	1.19
		133,337	1.40

Texas - 13.42%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	20,891	.22
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2028	1,500	1,632
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023-2024	3,050	3,383
Transportation Commission:
!G.O. Bonds, Series 2005-A, 5.00% 2013-2015	5,750	6,527
!G.O. Mobility Fund Bonds:
!!Series 2006-A, 5.00% 2022	2,500	2,784
!!Series 2008, 4.75%-5.00% 2017-2037	34,795	37,762	.55
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds, Series 2005, FSA insured, 5.00% 2032	20,000	20,664	.22
North Texas Tollway Auth.:
!System Rev. Ref. Bonds:
!!Series 2008-F:
!!!5.75% 2038	22,500	22,896
!!!5.75% 2033	11,000	11,299
!!Current Interest Bonds, Series 2008-A, 5.50%-6.00% 2018-2033	40,515	43,634
!!Insured Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2028	10,000	3,680
!!Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,438
!System Rev. Bonds, Series 2009-A, 6.00%-6.10% 2028	13,000	14,100	1.03
Private Activity Bond Surface Transportation Corp., Rev. Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	27,000	28,063	.28
Other securities		1,057,526	11.12
		1,277,279	13.42

Washington - 4.71%
Central Puget Sound Regional Transit Auth.:
!Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 4.75% 2028	21,940	21,948
!Sales Tax Bonds, Series 2007-A, 5.00% 2034	20,000	20,794	.45
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	18,692	.20
Other securities		386,736	4.06
		448,170	4.71

Wisconsin - 1.62%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	17,180	18,539	.19
General Fund Annual Appropriation Bonds, Series 2009-A, 6.00% 2036	42,260	46,547	.49
Other securities		89,302	.94
		154,388	1.62

Other states & U.S. territories - 7.78%
Other securities		738,632	7.78

Total bonds & notes (cost: $8,693,297,000)		8,817,494	92.67

Short-term securities - 6.07%

State of Florida:
!Electric System Rev. Bonds, Series 2008-C-2, 0.17% 2034 (1)	2,000	2,000
!Jacksonville Electric Auth., Electric System Rev. Bonds, Series 2003-C-1, 0.17% 2034 (1)	4,365	4,365
!Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2000-B, TECP, 0.23% 4/8/2010	12,200	12,200	.20
State of Idaho, Tax Anticipation Notes, Series 2009, 2.50% 6/30/2010	40,000	40,319	.42
Las Vegas Valley Water District, Nevada, G.O. (Limited Tax), Water Commerical Paper Notes (SNWA Rev. Supported), Series 2004-A, TECP, 0.20% 4/5-4/6/2010	22,000	22,000	.23
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue):
!Series 2002, 0.17% 2032 (1)	1,400	1,400
!Series 2003, 0.17% 2023 (1)	10,450	10,450
!Series 2007-B, 0.15% 2041 (1)	7,000	7,000	.20
State of New Jersey, Tax and Rev. Anticipation Notes:
!Series 2010-B, 2.50% 6/24/2010	50,000	50,380
!Series 2010-C, 2.50% 6/24/2010	35,000	35,261	.90
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	50,000	50,585	.53
State of Wisconsin:
!G.O. Notes, Series 2005-A, TECP, 0.15% 3/5/2010	5,500	5,500
!Operating Notes of 2009, 2.50% 6/15/2010	25,000	25,175	.32
Other securities		311,314	3.27

Total short-term securities (cost: $577,674,000)		577,949	6.07

Total investment securities (cost: $9,270,971,000)		9,395,443	98.74
Other assets less liabilities		120,122	1.26

Net assets		$9,515,565	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $42,911,000, which represented .45% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) Step bond; coupon rate will increase at a later date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $9,270,971)		$9,395,443
Cash		16
Receivables for:
Sales of investments	$80,115
Sales of fund's shares	29,864
Interest	113,404	223,383
		9,618,842
Liabilities:
Payables for:
Purchases of investments	74,443
Repurchases of fund's shares	15,924
Dividends on fund's shares	6,002
Investment advisory services	1,897
Services provided by affiliates	4,673
Directors' deferred compensation	178
Other	160	103,277
Net assets at February 28, 2010		$9,515,565

Net assets consist of:
Capital paid in on shares of capital stock		$9,474,071
Undistributed net investment income		6,262
Accumulated net realized loss		(89,240)
Net unrealized appreciation		124,472
Net assets at February 28, 2010		$9,515,565

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (783,097 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$7,515,243	618,478	$12.15
Class B	93,284	7,677	12.15
Class C	438,410	36,079	12.15
Class F-1	1,175,214	96,716	12.15
Class F-2	293,414	24,147	12.15

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.62.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2010		(dollars in thousands)

Investment income:
Income:
Interest		$209,268
Fees and expenses*:
Investment advisory services	$11,736
Distribution services	13,113
Transfer agent services	886
Administrative services	928
Reports to shareholders	129
Registration statement and prospectus	325
Directors' compensation	55
Auditing and legal	14
Custodian	23
Federal and state income taxes	318
Other	141	27,668
Net investment income		181,600

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		9,702
Net unrealized appreciation on investments		241,016
Net realized gain and unrealized appreciation on investments		250,718
Net increase in net assets resulting from operations		$432,318

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Six months ended February 28, 2010*	Year ended August 31, 2009
Operations:
Net investment income	$181,600	$340,239
Net realized gain (loss) on investments	9,702	(90,699)
Net unrealized appreciation (depreciation) on investments	241,016	(21,179)
Net increase in net assets resulting from operations	432,318	228,361

Dividends paid or accrued to shareholders from net investment income	(181,173)	(338,314)

Net capital share transactions	399,542	1,087,343

Total increase in net assets	650,687	977,390

Net assets:
Beginning of period	8,864,878	7,887,488
End of period (including undistributed
net investment income: $6,262 and $5,835, respectively)	$9,515,565	$8,864,878

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
          unaudited

1. Organization and significant accounting policies

Organization – The Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-exempt current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has five share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
*Class B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended February 28, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$6,827
Capital loss carryforwards*:
Expiring 2012	$(5,205)
Expiring 2015	(3,035)
Expiring 2016	(560)
Expiring 2017	(22,520)	(31,320)
Post-October capital loss deferrals (realized during the period November 1, 2008, through August 31, 2009)†		(66,989)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of February 28, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$379,994
Gross unrealized depreciation on investment securities	(248,871)
Net unrealized appreciation/ on investment securities	131,123
Cost of investment securities	9,264,320

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Six months ended February 28, 2010	Year ended August 31, 2009
Class A	$146,192	$276,467
Class B	1,622	3,914
Class C	6,697	12,017
Class F-1	21,090	38,296
Class F-2	5,572	3,115
Class R-5*	-	4,505
Total	$181,173	$338,314

*Class R-5 shares were only available through July 31, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2010, the investment advisory services fee was $11,736,000, which was equivalent to an annualized rate of 0.255% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class F-2. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2010, unreimbursed expenses subject to reimbursement totaled $7,024,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above/on the previous page for the six months ended February 28, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$9,164	$873	Not applicable	Not applicable
Class B	501	13	Not applicable	Not applicable
Class C	2,105	Included in administrative services	$146	$10
Class F-1	1,343		612	29
Class F-2	Not applicable		128	3
Total	$13,113	$886	$886	$42

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $55,000, shown on the accompanying financial statements, includes $41,000 in current fees (either paid in cash or deferred) and a net increase of $14,000 in the value of the deferred amounts.

Affiliated officers directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2010, all of the fund’s investment securities were classified as Level 2.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2010
Class A	$768,197	63,629	$116,813	9,664	$(700,986)	(58,064)	$184,024	15,229
Class B	3,243	269	1,328	110	(21,464)	(1,778)	(16,893)	(1,399)
Class C	70,640	5,852	5,559	460	(47,631)	(3,945)	28,568	2,367
Class F-1	317,856	26,323	18,144	1,501	(164,900)	(13,656)	171,100	14,168
Class F-2	69,078	5,721	3,217	266	(39,552)	(3,274)	32,743	2,713
Total net increase
(decrease)	$1,229,014	101,794	$145,061	12,001	$(974,533)	(80,717)	$399,542	33,078

Year ended August 31, 2009
Class A	$2,263,341	200,080	$218,706	19,273	$(1,588,238)	(141,359)	$893,809	77,994
Class B	30,192	2,678	3,160	279	(37,827)	(3,334)	(4,475)	(377)
Class C	179,361	15,814	9,817	865	(101,420)	(9,008)	87,758	7,671
Class F-1	521,089	45,842	30,741	2,712	(570,734)	(50,849)	(18,904)	(2,295)
Class F-2	258,821	22,695	1,673	145	(18,951)	(1,662)	241,543	21,178
Class R-5†	63,702	5,680	1,928	171	(178,018)	(15,637)	(112,388)	(9,786)
Total net increase
(decrease)	$3,316,506	292,789	$266,025	23,445	$(2,495,188)	(221,489)	$1,087,343	(94,385)

* Includes exchanges between share classes of the fund.
†Class R-5 shares were only available through July 31, 2009.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $956,772,000 and $667,243,000, respectively, during the six months ended February 28, 2010.

Financial highlights(1)

			Income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 2/28/2010(5)	$11.82	$.24	$.33	$.57	$(.24)	$12.15	4.84%	$7,515	.55	%(6)	.55	%(6)	4.00	%(6)
	Year ended 8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130	.56		.56		4.39
	Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319	.56		.53		4.16
	Year ended 8/31/2007	12.49	.50	(.30)	.20	(.50)	12.19	1.60	5,259	.57		.54		4.02
	Year ended 8/31/2006	12.60	.50	(.11)	.39	(.50)	12.49	3.18	4,267	.59		.56		4.04
	Year ended 8/31/2005	12.51	.51	.09	.60	(.51)	12.60	4.87	3,581	.60		.57		4.08

Class B:	Six months ended 2/28/2010(5)	11.82	.19	.33	.52	(.19)	12.15	4.45	93	1.30	(6)	1.30	(6)	3.25	(6)
	Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32		1.31		3.65
	Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31		1.28		3.42
	Year ended 8/31/2007	12.49	.41	(.30)	.11	(.41)	12.19	.85	117	1.32		1.29		3.28
	Year ended 8/31/2006	12.60	.41	(.11)	.30	(.41)	12.49	2.42	120	1.34		1.32		3.29
	Year ended 8/31/2005	12.51	.41	.09	.50	(.41)	12.60	4.10	121	1.35		1.33		3.33

Class C:	Six months ended 2/28/2010(5)	11.82	.19	.33	.52	(.19)	12.15	4.42	439	1.35	(6)	1.35	(6)	3.19	(6)
	Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36		1.36		3.58
	Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36		1.33		3.36
	Year ended 8/31/2007	12.49	.40	(.30)	.10	(.40)	12.19	.79	244	1.37		1.34		3.22
	Year ended 8/31/2006	12.60	.40	(.11)	.29	(.40)	12.49	2.37	196	1.40		1.37		3.22
	Year ended 8/31/2005	12.51	.40	.09	.49	(.40)	12.60	3.98	165	1.46		1.44		3.21

Class F-1:	Six months ended 2/28/2010(5)	11.82	.23	.33	.56	(.23)	12.15	4.79	1,175	.64	(6)	.64	(6)	3.90	(6)
	Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976	.65		.64		4.31
	Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020	.63		.61		4.07
	Year ended 8/31/2007	12.49	.49	(.30)	.19	(.49)	12.19	1.52	785	.64		.61		3.93
	Year ended 8/31/2006	12.60	.49	(.11)	.38	(.49)	12.49	3.11	425	.65		.62		3.96
	Year ended 8/31/2005	12.51	.49	.09	.58	(.49)	12.60	4.74	227	.72		.69		3.95

Class F-2:	Six months ended 2/28/2010(5)	11.82	.25	.33	.58	(.25)	12.15	4.93	294	.37	(6)	.37	(6)	4.17	(6)
	Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253	.39		.39		4.36
	Period from 8/1/2008 to 8/31/2008	11.94	.04	.09	.13	(.04)	12.03	1.10	3	.04		.03		.34

	Six months ended February 28,	Year ended August 31
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	8%	18%	20%	8%	9%	9%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                               unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009, through February 28, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2009	Ending account value 2/28/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,048.40	$2.79	.55%
Class A -- assumed 5% return	1,000.00	1,022.07	2.76	.55
Class B -- actual return	1,000.00	1,044.50	6.59	1.30
Class B -- assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class C -- actual return	1,000.00	1,044.23	6.84	1.35
Class C -- assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class F-1 -- actual return	1,000.00	1,047.91	3.25	.64
Class F-1 -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 -- actual return	1,000.00	1,049.31	1.88	.37
Class F-2 -- assumed 5% return	1,000.00	1,022.96	1.86	.37

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated 2009 taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.81%† tax-exempt distribution rate as of February 28, 2010. For example, investors in the highest tax bracket (35%) would need a taxable distribution rate of 5.86% to match the fund’s distribution rate.

If your taxable income is…
Single	Joint	…then your federal tax rate is…	The fund’s tax-exempt distribution rate of 3.81% is equivalent to a taxable rate of…

$0 – 8,350	$0 – 16,700	10.0%	4.23%
8,351 – 33,950	16,701 – 67,900	15.0	4.48
33,951 – 82,250	67,901 – 137,050	25.0	5.08
82,251 –171,550	137,051 – 208,850	28.0	5.29
171,551 – 372,950	208,851 – 372,950	33.0	5.69
Over 372,950	Over 372,950	35.0	5.86

*Based on 2009 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
†The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of February 28, 2010.
[End Sidebar]

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	747,086,135
Total shares voting on November 24, 2009:	527,812,330	(70.6% of shares outstanding)

Election of board members

Director*	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Lee A. Ault III	512,188,271	97.0%	15,624,059	3.0%
William H. Baribault	512,312,012	97.1	15,500,318	2.9
James G. Ellis	512,195,536	97.0	15,616,794	3.0
Martin Fenton	512,217,894	97.0	15,594,436	3.0
Leonard R. Fuller	512,273,311	97.1	15,539,019	2.9
Paul G. Haaga, Jr.	512,290,256	97.1	15,522,074	2.9
W. Scott Hedrick	512,255,862	97.1	15,556,468	2.9
R. Clark Hooper	512,223,003	97.0	15,589,327	3.0
Merit E. Janow	512,125,630	97.0	15,686,700	3.0
Neil L. Langberg	512,339,810	97.1	15,472,520	2.9
Laurel B. Mitchell	512,283,345	97.1	15,528,985	2.9
Frank M. Sanchez	512,194,579	97.0	15,617,751	3.0
Margaret Spellings	512,167,838	97.0	15,644,492	3.0
Steadman Upham	512,238,418	97.0	15,573,912	3.0

		Percent of		Percent of		Percent of
		outstanding		outstanding		outstanding
		shares	Votes	shares voting	Votes	shares
	Votes for	voting for	against	against	abstaining†	abstaining
To approve an Agreement and Plan of Reorganization	382,339,475	51.2%	12,749,622	1.7%	132,723,233	17.8%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining†	Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:
Borrowing	380,672,601	72.1%	14,788,379	2.8%	132,351,350	25.1%
Issuance of senior securities	380,639,145	72.1	14,365,662	2.7	132,807,523	25.2
Underwriting	380,461,372	72.1	14,119,201	2.7	133,231,757	25.2
Investments in real estate or commodities	379,228,895	71.8	15,537,841	3.0	133,045,594	25.2
Lending	379,001,632	71.8	15,847,543	3.0	132,963,155	25.2
Industry concentration	381,725,129	72.3	12,989,704	2.5	133,097,497	25.2
Investing in tax-exempt securities (applies only to tax-exempt funds)	383,302,503	72.6	12,450,842	2.4	132,058,985	25.0
Elimination of certain policies	378,616,197	71.7	15,124,679	2.9	134,071,454	25.4

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	376,037,181	71.2	18,079,093	3.5	133,696,056	25.3

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	377,589,356	71.5	15,768,461	3.0	134,454,513	25.5

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	372,134,033	70.5	21,493,597	4.1	134,184,700	25.4

*Richard G. Capen, Jr. and Richard G. Newman did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
March 31, 2010 (the most recent calendar quarter-end):			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	6.37%	2.54%	4.28%
Not reflecting CDSC	11.37	2.89	4.28

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	10.31	2.84	3.49
Not reflecting CDSC	11.31	2.84	3.49

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	12.10	3.58	4.23

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	12.39	—	5.21

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 and 23 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2010, portfolio of The Tax-Exempt Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
>The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit No. MFGESR-919-0410P

Litho in USA WG/B/8095-S20709

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Bond Fund of America®
Investment portfolio

February 28, 2010
unaudited

Bonds & notes — 92.67%	Principal amount (000)	Value (000)

ALABAMA — 0.18%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020	$2,000	$2,014
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021	3,000	2,995
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	2,375	2,589
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,316
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2017	1,000	629
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2018	3,000	1,886
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2019	1,000	617
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	3,000	3,270
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Bonds, Series 2008-A, 5.25% 2025	2,000	2,066
		17,382

ALASKA — 0.38%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC-National insured, 6.00% 2012	2,125	2,288
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016	2,035	2,293
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, National insured, 6.50% 2014	5,000	5,991
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017	3,000	3,030
Industrial Dev. and Export Auth., Rev. Bonds (Providence Health & Services), Series 2006-H, 5.00% 2025	2,935	3,060
Industrial Dev. and Export Auth., Rev. Bonds (Providence Health & Services), Series 2006-H, 5.00% 2026	3,070	3,192
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012 (preref. 2010)	3,385	3,435
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	775	785
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	10,795	11,219
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, National insured, 4.00% 2011	1,000	1,030
		36,323

ARIZONA — 2.89%
Certs. of Part., Series 2010-A, Assured Guaranty insured, 5.00% 2015	5,365	6,007
Certs. of Part., Series 2010-A, Assured Guaranty insured, 5.00% 2029	2,000	2,035
Certs. of Part., Series 2010-A, Assured Guaranty insured, 5.25% 2025	2,500	2,665
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	614
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	925
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	3,828
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	2,971
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,641
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,636
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	3,500	3,337
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	1,907
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,062
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,310
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 4.75% 2010	1,100	1,101
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	5,360	4,605
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037	10,145	7,601
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.23% 2042 (put 2015)1	1,000	913
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.08% 2042 (put 2015)1	9,000	8,111
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2014	2,000	2,209
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2019	5,000	5,324
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	2,096
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2021	3,500	3,633
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2025	3,250	3,308
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,568
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.979% 20371	22,200	14,985
Town of Marana, Tangerine Farms Road Improvement Dist. Improvement Bonds, 4.60% 2026	2,529	2,290
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
Series 1998-A, 5.00% 2016	750	753
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	1,500	1,635
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2027	5,035	5,352
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2028	4,000	4,232
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2038	10,000	10,074
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.25% 2026	3,500	3,810
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2033	4,000	4,049
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	6,000	6,032
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,132
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2024	4,895	5,392
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	797
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	3,832
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	3,606
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds, Series 2004-A, 5.00% 2016	5,975	6,597
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2024	3,000	3,297
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2025	3,000	3,277
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2028	8,500	9,112
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2038	25,000	25,943
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-A, 5.00% 2033	5,000	5,261
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-A, 5.00% 2039	11,060	11,513
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	14,193
School Facs. Board, Certs. of Part., Series 2008, 5.25% 2023	3,500	3,798
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	3,000	3,228
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,134
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	23,000	25,138
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,270
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2005, 5.50% 2020	1,000	998
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	10,172
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,528
		274,837

CALIFORNIA — 9.22%
Community Facs. Dist. No. 2005-01 of the City of Aliso Viejo, 2007 Special Tax Bonds
(Glenwood at Aliso Viejo), 6.00% 2038	2,000	1,688
Anaheim Public Fncg. Auth., Rev. Bonds (City of Anaheim Electric System Distribution Facs.),
Series 2007-A, National insured, 4.50% 2037	8,000	7,428
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,000	7,893
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.85% 2015	1,375	1,392
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	2,730	1,771
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	1,000	964
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.),
Series 2010, 6.00% 2037	2,775	2,777
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	1,100	1,124
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Sharp HealthCare),
Series 2009-B, 6.00% 2024	1,000	1,109
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Sharp HealthCare),
Series 2009-B, 6.125% 2029	1,000	1,094
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	1,655	1,297
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,250	1,256
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,250	1,256
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	1,675	1,684
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,000	1,988
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	3,700	3,646
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	5,300	5,336
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,761
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	965
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	2,000	1,665
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2009, 6.625% 2024	1,680	1,779
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	1,750	1,867
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.00% 2034	3,980	4,051
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.00% 2034	20,000	20,395
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.125% 2039	10,000	10,281
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028	2,500	2,285
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	875	862
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project), Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,135
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	2,880	3,037
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven),
Series 2005, 5.10% 2023	585	481
Coast Community College Dist., Election of 2002 G.O. Bonds, Series 2006-B, FSA insured, 5.00% 2024	4,990	5,340
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	385	260
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,175	2,544
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2018	3,500	3,923
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	4,000	4,416
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	27,750	30,878
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,100	1,106
Educational Facs. Auth., Rev. Bonds (Claremont McKenna College), Series 2009, 5.00% 2039	4,175	4,290
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,785	1,566
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,158
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,598
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,080	1,148
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,013
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024	400	416
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029	1,400	1,435
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,840	2,973
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	892
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010	490	501
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011	510	539
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014	600	667
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015	625	696
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	891
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2009, 4.75% 2022	395	403
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	975	985
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,230	1,234
Various Purpose G.O. Bonds, 5.00% 2029	22,000	21,123
Various Purpose G.O. Bonds, 5.00% 2037	7,700	6,942
Various Purpose G.O. Bonds, 6.00% 2038	8,000	8,265
Various Purpose G.O. Bonds, 6.00% 2039	10,000	10,348
Various Purpose G.O. Bonds, 6.50% 2033	7,000	7,579
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	4,000	4,310
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,555
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	10,565	11,763
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	14,750	11,370
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	420	443
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	4,680	4,831
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	2,000	2,102
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	6,000	6,258
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-F, FSA insured, 0.788% 20401	14,275	14,275
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	2,000	2,036
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,000	7,092
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019	1,000	1,020
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032	3,800	3,825
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,222
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	5,000	5,158
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	5,000	4,648
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2016	5,250	5,760
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	11,300	12,224
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	1,000	1,133
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,604
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	5,000	4,959
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	4,000	4,415
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2037	1,000	775
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	1,715	1,713
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Four, 5.00% 2029	1,500	1,306
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	3,000	2,787
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024	440	399
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	1,205
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds (Improvement Area B),
Series 2006-A, 5.15% 2036	2,000	1,563
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	851
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	1,500	1,129
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	1,785	2,128
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	4,000	3,997
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	7,055
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	3,250	3,466
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2003-A,
Subseries A-1, National insured, 5.00% 2015	5,000	5,535
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2007-A,
Subseries A-1, AMBAC insured, 5.00% 2037	14,000	14,305
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	5,000	5,361
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2020	7,500	8,501
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2002-A, FGIC-National insured, 6.00% 2022	5,000	6,180
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2020	2,675	2,718
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,500	1,508
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,500	1,499
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	10,500	11,275
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2025	12,620	13,812
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2034	1,000	1,001
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.25% 2029	10,750	11,261
Housing Auth. of the City of Los Angeles, Mortgage Rev. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.00% 2029	1,000	1,016
Housing Auth. of the City of Los Angeles, Mortgage Rev. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	3,000	3,070
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	7,000	7,491
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2018	2,000	2,259
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2024	2,580	2,771
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2025	4,765	5,072
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	2,126
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	919
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	2,451
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.00% 2016	1,415	1,360
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	865	736
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	1,973
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 5.50% 2018	4,460	4,217
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 6.50% 2028	3,750	3,512
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024	3,785	3,547
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,770	2,367
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	870
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	3,130	3,220
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	515
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,000	1,018
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-C, 4.00% 2038 (put 2011)	4,000	4,113
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-E, 5.00% 2038 (put 2013)	2,000	2,185
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2014	500	558
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2021	670	749
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2022	2,250	2,400
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2023	5,000	5,300
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,000	1,807
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.00% 2025	2,000	1,838
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	852
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, FSA insured, 5.00% 2037	35,000	36,147
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	2,925	3,171
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,300
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 4.90% 2018	1,790	1,632
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.125% 2026	1,770	1,477
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,290	1,138
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	3,500	2,708
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library),
Series 2009-J, 6.00% 2034	3,000	3,088
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023	10,000	10,271
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	3,000	3,109
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	10,000	10,551
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Madera County,
Valley State Prison for Women), Series 2005-H, 5.00% 2019	7,500	7,625
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,321
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 7.00% 20272	2,705	2,214
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	2,000	1,631
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.35% 2026	2,780	2,335
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.375% 2036	1,500	1,155
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	1,138
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,214
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.80% 2017	2,935	2,938
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	501
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.),
Series 2006-E, AMBAC insured, 5.25% 2025	7,500	7,861
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.00% 2014	1,000	1,116
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.00% 2018	1,305	1,443
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	3,000	3,379
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and
41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.792% 20341	5,000	3,476
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	4,000	4,043
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,028
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	956
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2024	3,000	3,258
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	4,500	4,714
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	1,000	1,054
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	9,000	9,993
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.00% 2021	1,000	1,111
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026	4,015	4,338
San Diego County Water Auth. Fncg. Agcy., Water Rev. Bonds, Series 2010-A, 5.00% 2026	3,000	3,251
San Diego County Water Auth. Fncg. Agcy., Water Rev. Bonds, Series 2010-A, 5.00% 2027	3,000	3,221
San Diego Unified School Dist., 2005 G.O. Ref. Bonds (Election of 1998), Series D-2, FSA insured, 4.75% 2026	9,500	9,785
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 5.25% 2032	16,500	16,546
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2023	6,000	6,280
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	7,500	8,270
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2029	5,665	5,981
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	4,000	4,065
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,029
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	5,000	5,080
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027	2,995	2,947
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	2,000	2,224
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2024	1,000	1,102
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus), Series 2008-A, 5.25% 2028	2,000	2,117
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 20162	1,000	885
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 20202	2,600	2,133
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	4,135	3,962
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2024	3,000	3,237
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2026	14,785	15,681
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2027	13,000	13,660
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	3,165	3,244
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2023	6,000	6,529
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	2,730	2,749
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 20372	5,650	4,697
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, National insured, 5.00% 2023	8,485	8,692
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,161
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	1,500	1,513
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	5,500	5,553
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,809
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	3,980
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	1,000	802
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,408
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,625	1,377
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	1,370	1,504
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Company Project), Series 2009-A, 5.25% 2023	3,000	3,217
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Company Project), Series 2009-A, 5.625% 2029	2,870	3,084
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,428
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014	1,300	1,315
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,050
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	3,000	3,337
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,120
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,115
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,166
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2022	9,800	10,779
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	2,000	2,219
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	2,000	2,200
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	1,500	1,735
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AF, 5.00% 2029	3,590	3,841
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,099
		877,654

COLORADO — 2.19%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds,
Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,231
City of Aurora, Water Improvement Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2039	10,000	10,161
Board of Governors of the Colorado State University System, System Enterprise Rev. Bonds, Series 2009-A, 5.00% 2039	2,835	2,928
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.00% 2016	1,000	927
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,257
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	2,786
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	1,000	706
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	3,500	3,643
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	7,779
City and County of Denver, Airport System Rev. Bonds, Series 2009-A, 5.00% 2031	3,000	3,067
City and County of Denver, Airport System Rev. Bonds, Series 2009-A, 5.25% 2026	5,000	5,394
City and County of Denver, Airport System Rev. Bonds, Series 2009-A, 5.25% 2028	5,000	5,317
City and County of Denver, Airport System Rev. Bonds, Series 2009-A, 5.25% 2036	7,000	7,214
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,857
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	5,655	5,578
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2007-B, 1.271% 20331	9,715	6,708
Educational and Cultural Facs. Auth., Charter School Rev. Ref. Bonds (Academy Charter School Project),
Series 2006-A, 4.75% 2036	2,000	1,801
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	2,000	2,052
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	3,000	3,002
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016	2,035	2,112
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027	6,320	6,404
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-A, 5.25% 2034	1,300	1,184
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2016	1,000	1,032
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2035	3,000	2,626
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.25% 2023	1,725	1,701
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2017	1,000	1,030
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2018	2,250	2,297
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2020	1,100	1,106
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2022	3,260	3,245
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2025	4,215	4,070
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2031	3,970	3,677
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	1,900	1,988
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016 (preref. 2010)	3,215	3,435
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
Series 2001, 6.50% 2031 (preref. 2011)	3,800	4,201
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015 (escrowed to maturity)	135	159
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017 (preref. 2016)	175	208
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017	3,025	3,281
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,050
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2018	2,000	1,955
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,235
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010 (escrowed to maturity)	1,500	1,540
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014 (preref. 2011)	3,000	3,222
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015 (preref. 2011)	4,250	4,565
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,111
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	2,342
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	8,709
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	13,500	11,262
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,500	3,269
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-A-3, 7.00% 2016	10	10
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-C-3, 6.75% 2017	15	15
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-B-3, 6.55% 2025	100	104
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	320	347
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 7.375% 2013	2,000	1,990
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds,
Series 2007, RADIAN insured, 5.00% 2022	2,560	2,304
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, National insured, 0% 2011	2,600	2,574
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, National insured, 0% 2012	4,700	4,559
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,000	834
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031 (preref. 2011)	3,660	4,067
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds,
Series 2007, 5.00% 2017	1,875	1,827
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	1,315	1,121
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	4,237
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	4,845
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project),
Series 2001, 7.75% 2026 (preref. 2011)	4,840	5,406
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2017	1,115	1,074
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	943
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,500	1,241
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032	1,500	1,604
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,423
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	2,000	1,757
		208,706

CONNECTICUT — 0.19%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	5,025	5,051
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)	1,900	2,021
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	1,000	1,041
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-B, 6.125% 2014	1,000	990
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 5.375% 2011	925	904
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.00% 2016	1,000	894
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2021	4,500	3,819
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2031	1,500	1,216
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,000	2,308
		18,244

DELAWARE — 0.11%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2009-A-1, 5.45% 2040	1,000	1,094
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	1,913
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,545
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2025	5,000	5,598
		10,150

DISTRICT OF COLUMBIA — 1.70%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.00% 2017	2,370	2,440
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.25% 2016	1,000	1,059
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	8,000	8,640
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,000	1,062
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2018	2,000	2,169
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,148
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2020	2,780	2,958
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2023	1,575	1,650
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2024	7,000	7,295
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.00% 2039	8,000	8,152
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013	1,000	1,082
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	4,100	4,633
G.O. Ref. Bonds, Series 2007-B, XLCA insured, 5.25% 2020	11,990	13,656
G.O. Ref. Bonds, Series B, FSA/XLCA insured, 5.25% 2020	3,000	3,446
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	4,000	4,325
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	26,109
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2014	1,545	1,701
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2015	1,535	1,689
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2021	2,970	3,065
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2022	5,015	5,148
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2025	3,080	3,122
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	2,000	2,329
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	10,000	11,397
Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	10,000	10,812
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016	1,000	1,065
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.25% 2029	4,000	4,279
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.50% 2039	23,700	25,426
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 6.00% 2035	1,000	1,122
		161,979

FLORIDA — 8.30%
Alachua County Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	9,000	9,644
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.625% 2022	3,750	3,323
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	5,000	4,273
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.875% 2042	6,500	5,098
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,369
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012	3,500	3,599
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-A, 6.00% 2038	1,800	1,550
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	550	563
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	650	656
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-1, 5.75% 2037	975	703
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-2, 6.00% 2038	1,580	1,178
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	12,485	14,494
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010	800	786
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2017	1,300	1,452
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2019	2,900	3,162
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2021	3,210	3,456
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2023	3,545	3,770
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2024	3,725	3,941
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2025	3,920	4,127
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2026	3,120	3,266
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	10,000	10,391
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	25,588
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	4,695	4,961
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2017	2,000	2,105
City of Clearwater, Water and Sewer Rev. Bonds, Series 2009-A, 5.25% 2039	2,000	2,066
School Board of Collier County, Certs. of Part. (Master Lease Program), Series 2007, FSA insured, 5.00% 2024	4,080	4,233
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2021	7,000	7,662
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	11,323
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2023	3,045	3,289
Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2022	5,000	5,475
Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,353
Board of Education, Public Education Capital Outlay Bonds, Series 2006-D, 5.00% 2037	6,275	6,467
Board of Education, Public Education Capital Outlay Bonds, Series 2007-C, 5.00% 2021	8,735	9,763
Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.50% 2038	5,000	5,419
Board of Education, Public Education Capital Outlay Bonds, Series 2008-B, 5.00% 2034	8,000	8,424
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,920	4,375
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020	5,780	6,315
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	8,535	8,397
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,102
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	2,000	2,258
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	690	551
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	8,109
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031 (preref. 2010)	2,940	3,008
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	18,500	9,245
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-A, 6.00% 2039	3,350	1,723
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-B, 6.00% 2017	15,000	10,082
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2009-C, 5.00% 2022	2,350	2,486
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2009-C, 5.00% 2023	2,465	2,592
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2009-C, 5.00% 2024	2,110	2,203
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2009-C, 5.00% 2025	2,715	2,815
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2009-C, 5.00% 2026	2,855	2,938
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2009-C, 5.00% 2027	1,995	2,038
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2009-C, 5.00% 2039	4,000	3,938
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	905	914
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 7.00% 2012	60	59
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	430	383
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,280	2,274
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	3,240	2,370
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010 (escrowed to maturity)	1,055	1,089
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011 (escrowed to maturity)	1,205	1,290
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2012 (escrowed to maturity)	2,000	2,221
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.25% 2023 (preref. 2012)	8,000	8,936
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	125	145
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	193
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017 (preref. 2015)	150	176
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020 (preref. 2015)	140	164
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	59
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2017 (preref. 2016)	85	101
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019 (preref. 2016)	75	89
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022 (preref. 2016)	70	83
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	145	172
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-A, 5.00% 2020	455	473
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	875	979
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015	1,160	1,304
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017	1,050	1,129
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020	1,000	1,039
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016	1,360	1,500
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2017	2,415	2,643
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019	2,165	2,294
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022	1,930	2,004
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	1,855	1,917
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2022	4,945	5,014
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2027	5,080	4,983
City of Tampa, Capital Improvement Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 1999-A, 5.75% 2029	1,000	1,001
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project),
Series 2006, 5.00% 2021	1,835	1,862
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,058
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	3,500	3,573
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.25% 2015	3,500	3,708
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2006, AMBAC insured, 5.00% 2034 (put 2012)	4,000	4,180
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,400	4,776
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,250	1,329
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.00% 2012	8,700	9,401
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	27,000	30,070
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.00% 2017	935	962
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 20272	2,500	2,410
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 17, 5.00% 2015	2,000	2,115
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2023	2,130	2,189
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	1,205	1,227
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	685	694
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011	375	367
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,605	1,563
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	3,105	2,467
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 20383	2,985	1,198
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 20113	4,750	1,898
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	2,095
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2023	4,700	4,780
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	4,635	4,674
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2032	2,870	2,739
City of Lakeland, Retirement Community First Mortgage Rev. and Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,355	1,342
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	3,120	2,221
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	950	689
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 20383	3,000	987
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	4,695	4,489
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	9,050	7,204
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,750	2,147
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	2,000	1,965
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	4,458
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	6,150	5,487
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	11,000	9,137
Main Street Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2008-B, 6.90% 2017	1,500	1,393
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2020	5,010	5,513
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	5,000	5,391
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,212
Marion County Hospital Dist., Health System Ref. and Improvement Rev. Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,000	1,005
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,670	3,676
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,305	2,641
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	3,205	3,024
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 7.00% 2012	305	296
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,510	1,406
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 20363	3,900	1,596
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 20153	3,000	1,228
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 20383	6,315	2,585
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 20143	2,915	1,193
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2016	1,000	1,112
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	5,000	5,394
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children’s Hospital Project),
Series 2001-A, AMBAC insured, 5.625% 2016 (preref. 2011)	5,495	5,960
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2029	3,555	3,604
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,013
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,030
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	2,849
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-A, 5.50% 2036	8,000	8,155
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-A, 5.75% 2023	10,480	11,433
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-B, 5.75% 2021	2,390	2,649
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.875% 2022	4,500	5,136
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033	5,000	5,384
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, FSA insured, 5.25% 2022	5,000	5,663
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.00% 2028	8,000	8,272
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	8,192
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,116
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2018	3,000	3,157
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	131
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds (Parking Garage Project),
Series 2004-A, 6.25% 2037	5,000	4,383
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
Series 2004-B, 6.50% 2037	980	888
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	1,000	1,046
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	5,198
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	9,000	9,151
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	2,740	3,016
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023	3,000	3,304
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026	1,500	1,610
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,255	3,624
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2020	2,000	2,116
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-B, 5.30% 20123	1,500	508
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	920	761
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area),
Series 2006-A, 5.20% 2027	1,215	796
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area),
Series 2006-B, 5.00% 2014	820	705
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2014	1,000	1,093
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.125% 2026	3,000	3,004
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010	190	190
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	1,000	953
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2005-B, 5.00% 2025	5,030	5,370
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,500	1,668
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-B, 5.00% 2033	7,500	7,823
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014 (escrowed to maturity)	4,135	4,868
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	14,295	14,189
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC-National insured, 5.00% 2030 (put 2011)	1,650	1,745
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,401
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	4,000	4,452
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,410	747
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 20103	2,235	893
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 20113	1,065	425
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,515	2,906
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,340	1,356
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	3,000	3,084
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	5,000	5,400
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,775	1,475
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	3,170	3,216
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	3,530	3,154
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2000-A, 6.95% 2031 (preref. 2010)	2,420	2,468
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds,
Series 2006, RADIAN insured, 4.50% 2026	1,000	866
Sarasota County, Limited Ad Valorem Tax Bonds (Environmentally Sensitive Lands and Parkland Program),
Series 2008, 5.00% 2020	2,695	2,978
Sarasota County, Limited Ad Valorem Tax Bonds (Environmentally Sensitive Lands and Parkland Program),
Series 2008, 5.00% 2021	2,855	3,139
Seminole Tribe of Florida 5.25% 20272	5,000	4,540
Seminole Tribe of Florida 5.50% 20242	8,000	7,540
Seminole Tribe of Florida 5.75% 20222	2,125	2,071
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.50% 2017	1,300	592
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.65% 2022	1,500	648
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	1,650	660
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, National insured, 5.00% 2020	7,450	7,854
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, National insured, 5.00% 2021	4,895	5,117
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2008, 5.00% 2028	15,000	15,394
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	1,825	1,829
City of South Miami Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2013	2,295	2,527
City of South Miami Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2022	5,000	5,186
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	1,910	1,297
Split Pine Community Dev. Dist. (City of Jacksonville), Special Assessment Bonds, Series 2007-A, 5.25% 2039	4,500	2,864
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-A, 7.00% 2032 (preref. 2010)	1,680	1,715
Stoneybrook South Community Dev. Dist. (Osceola County), Special Assessment Rev. Bonds, Series 2007-B, 5.45% 2015	14,000	6,135
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-A, 5.50% 2038	1,500	877
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-B-2, 5.125% 2013	2,000	1,404
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,460	1,047
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.375% 2017	1,000	928
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.45% 2023	2,000	1,775
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.55% 2027	3,500	3,065
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.65% 2040	2,000	1,698
Dept. of Transportation, Turnpike Rev. Bonds, Series 2008-A, 5.00% 2035	10,000	10,239
University Square Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2007-A, 5.875% 2038	2,870	2,423
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2001-A, 6.95% 2033 (preref. 2011)	2,755	2,946
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	865	767
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	5,745	4,853
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds
(Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013	1,510	1,609
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	1,000	1,082
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2029	2,000	2,099
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,343
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031	440	442
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,270	778
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-B, 6.55% 2015	4,745	2,983
World Commerce Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 5.50% 20383	4,000	1,563
		789,831

GEORGIA — 3.49%
Atlanta Dev. Auth., Student Housing Facs. Rev. Bonds (Piedmont/Ellis, LLC Project Located on the Campus of
Georgia State University), Series 2005-A, XLCA insured, 5.00% 2022	5,000	5,289
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	1,500	1,157
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014 (preref. 2011)	1,885	2,093
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024 (preref. 2011)	10,000	11,389
City of Atlanta, Tax Allocation Bonds (Princeton Lakes Project), Series 2006, 5.50% 2031	1,490	1,309
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	22,478
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	6,000	6,530
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 4.95% 2048 (put 2011)	5,000	5,222
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 5.05% 2048 (put 2012)	3,150	3,373
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	37,000	38,457
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	19,670	23,391
DeKalb Private Hospital Auth., Rev. Anticipation Certificates (Children’s Healthcare of Atlanta, Inc. Project),
Series 2009, 5.00% 2016	500	556
DeKalb Private Hospital Auth., Rev. Anticipation Certificates (Children’s Healthcare of Atlanta, Inc. Project),
Series 2009, 5.00% 2017	300	332
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.00% 2029	5,000	5,611
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.125% 2040	5,000	5,506
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	5,945	4,692
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	3,455	2,824
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	6,050	4,180
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2021	15,625	18,121
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2024	2,500	2,908
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2025	2,500	2,911
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	9,500	10,286
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.375% 2029	2,500	2,630
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	2,135	2,202
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	8,000	8,597
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2014	2,285	2,469
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,500	2,613
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	300	309
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	4,678
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2018	9,500	9,745
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	10,880	11,000
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,001
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	4,957
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.625% 2015	2,500	2,429
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.75% 2017	1,945	1,831
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,625	2,174
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	3,025	2,390
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds (Third Indenture Series), Ref.
Series 2007-A, FGIC-National insured, 5.25% 2032	3,500	3,947
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation
Property III, LLC Student Housing System Project), Series 2004, 5.00% 2014 (escrowed to maturity)	2,000	2,325
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation
Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015 (preref. 2014)	1,000	1,168
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation
Property III, LLC Student Housing System Project), Series 2004, 5.625% 2030 (preref. 2014)	5,000	5,976
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds (Georgia College & State
University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 0.818% 20331	10,000	6,840
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2003-A, 5.00% 2023	3,325	3,328
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012	525	562
Municipal Electric Auth., Project One Bond, Fourth Crossover Series, National insured, 6.50% 2012	2,475	2,642
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.50% 2026	6,000	6,553
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	23,000	26,898
Municipal Electric Auth., Project One Bonds, Series 2008-D, 6.00% 2023	11,100	12,696
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2011	500	529
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2016	11,000	12,238
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2021	4,000	4,521
		331,863

GUAM — 0.01%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	966

HAWAII — 0.19%
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series C-2, 6.40% 2014	1,750	1,770
G.O. Bonds, Series 2009-DQ, 5.00% 2022	3,500	3,997
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013	1,370	1,556
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013 (escrowed to maturity)	630	719
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)	2,000	2,147
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2015 (preref. 2011)	1,875	2,004
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2016 (preref. 2011)	1,000	1,069
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,655
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	2,921
		17,838

IDAHO — 0.09%
Boise State University, Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,249
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2027	2,260	2,426
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.25% 2025	3,260	3,623
		8,298

ILLINOIS — 7.55%
Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds (Bartlett Quarry Redev. Project),
Series 2007, 5.35% 2017	3,000	2,731
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	2,000	1,588
Build Bonds (Sales Tax Rev. Bonds), Series 2009-A, 5.00% 2027	6,450	6,752
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	2,500	2,580
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,579
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017	8,000	8,436
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 5.00% 2030	1,935	1,717
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,680
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds
(Federal Transit Administration Section 5309 Guideway Modernization Formula Funds), Series 2008-A, 5.00% 2020	5,000	5,394
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds),
Series 2004-B, AMBAC insured, 5.00% 2011	2,000	2,093
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2018	5,120	5,500
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,726
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	5,960
City of Chicago, Chicago O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, 5.50% 2030	8,000	5,609
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,300
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-A, AMBAC insured, 5.00% 2023	5,085	5,443
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-C, National insured, 5.00% 2013	1,000	1,105
City of Chicago, G.O. Bonds, Ref. Series 2009-A, 5.00% 2026	5,000	5,349
City of Chicago, G.O. Bonds, Ref. Series 2009-A, Assured Guaranty insured, 5.00% 2026	5,000	5,374
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	3,000	3,051
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	2,000	2,149
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,059
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2021	12,000	12,645
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2005-A, FGIC-National insured, 5.00% 2033	10,000	9,959
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2008-A, FSA insured, 5.00% 2023	4,000	4,278
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 1993-A, National insured, 5.00% 2012	1,500	1,600
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,697
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2016	5,000	5,648
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2017	4,000	4,516
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2018	6,000	6,763
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2029	5,000	5,213
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012	1,000	1,144
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011	2,745	2,665
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014	7,085	6,212
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	2,704
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1998-B, FGIC-National insured, 0% 2014	2,000	1,754
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2028	9,915	10,205
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	5,000	5,117
City of Chicago, Water Rev. Bonds, Series 1997, FGIC-National insured, 0% 2014	3,500	3,147
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
Limited Tax Series D of December 2002, 5.00% 2012	2,650	2,954
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	7,084
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2019	10,455	11,282
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2020	12,565	13,437
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2022	13,885	14,684
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,403
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC-National insured, 6.50% 2011	4,000	4,385
County of Cook, G.O. Ref. Bonds, Series 2009-C, 5.00% 2021	5,000	5,515
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC-National insured, 7.75% 2019	4,500	5,809
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2002-B, FGIC-National insured, 5.375% 2014	2,000	2,184
Dev. Fin. Auth., Revolving Fund Rev. Bonds (Master Trust), Series 2002, 5.50% 2016	7,165	7,904
Dev. Fin. Auth., Revolving Fund Rev. Bonds (Master Trust), Series 2002, 5.50% 2017	2,885	3,179
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,060
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,379
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,135
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	6,000	6,044
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018	3,000	3,156
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023	1,500	1,556
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.00% 2022 (preref. 2012)	1,250	1,404
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.25% 2030 (preref. 2012)	7,000	7,899
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.625% 2017 (preref. 2012)	3,860	4,387
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, National insured, 5.50% 2010	5,120	5,153
Fin. Auth., Rev. Bonds (Provena Health), Series 2009-A, 7.75% 2034	8,000	9,031
Fin. Auth., Rev. Bonds (Provena Health), Series 2010-A, 6.00% 2028	13,500	13,381
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,975	1,908
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,475	1,373
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	500	437
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 3.875% 2030 (put 2012)	1,500	1,542
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,347
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044	1,000	1,025
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010	1,310	1,321
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013	2,130	2,145
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, National insured, 5.25% 2018	655	659
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,146
Fin. Auth., Rev. Bonds (Alexian Brothers Health System), Series 2008, 5.50% 2038	6,600	6,452
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	580	580
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2027	1,000	1,025
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	1,000	400
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	12,500	4,999
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	489
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,728
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,272
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,069
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,116
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015	1,000	1,108
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,700	1,841
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011)1	19,605	19,875
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	9,500	8,720
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	15,550	16,139
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, FSA insured, 5.00% 2028	18,845	19,090
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 20273	2,120	593
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 20423	10,000	2,798
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,151
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	14,000	15,457
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,546
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	2,000	2,000
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	2,500	2,486
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2014	1,000	1,083
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021	2,300	2,305
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022	4,520	4,479
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023	4,755	4,665
Fin. Auth., Rev. Bonds (Roosevelt University Project), Series 2007, 5.25% 2022	500	496
Fin. Auth., Rev. Bonds (Roosevelt University Project), Series 2007, 5.50% 2037	1,000	945
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 20273	3,000	1,200
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 20423	3,500	1,400
Fin. Auth., Rev. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	2,660
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010	2,595	2,600
Fin. Auth., Rev. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2005, 5.375% 2035	1,000	1,014
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,874
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,313
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,750	1,615
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	1,087
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012	1,000	1,097
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2019	1,225	1,378
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,494
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,718
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	1,250	1,374
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	13,608
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2007, 5.00% 2022	3,440	3,559
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2007, 5.00% 2023	6,000	6,182
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,051
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	7,397
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	8,725	7,792
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	4,824
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2017	1,000	1,042
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	1,966
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	2,046
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	2,131
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	7,975	6,640
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,095	2,068
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	10,000	8,785
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	7,760	7,390
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016	2,000	2,287
G.O. Bonds, Series of January 2006, 5.00% 2016	3,000	3,323
G.O. Bonds, Series of January 2006, 5.00% 2020	10,000	10,623
G.O. Bonds, Series of June 2006-A, 5.00% 2013	7,475	8,247
G.O. Bonds, Series of March 2004-A, 5.00% 2034	10,870	10,889
G.O. Ref. Bonds, Series of June 2006, 5.00% 2018	9,330	10,229
Village of Hampshire (Kane County), Special Service Area Number 16, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge West), Series 2007-A, 6.00% 2046	1,000	762
Village of Hampshire (Kane County), Special Service Area Number 19, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge East), Series 2007-A, 6.00% 2046	1,770	1,349
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	2,835	2,953
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)	4,425	4,613
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,215
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,446
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	5,066
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	3,278
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	976
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012	2,545	2,655
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	5,032
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project),
Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,661
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)	2,500	2,642
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	5,000	5,645
Housing Dev. Auth., Housing Bonds, Series G, 4.55% 2021	1,055	1,078
Housing Dev. Auth., Housing Bonds, Series G, 4.65% 2026	3,000	3,021
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
Series 2002-B, FGIC insured, 5.25% 2015 (preref. 2012)	2,775	3,096
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	1,046	1,036
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds
(Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040	2,300	1,119
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	2,250	1,365
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
Series 2002-B, National insured, 5.25% 2011	2,000	2,120
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project),
Series 2006, RADIAN insured, 4.70% 2030	959	804
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2013	1,470	1,550
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,000	1,053
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	1,029
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,565
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	21,710	23,294
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,121
Board of Trustees of the University of Illinois, Certs. of Part. (Ref. and Projects), Series 2007-A, FSA insured, 5.00% 2025	7,145	7,610
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2019	1,000	1,075
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, FSA insured, 0% 2017	2,000	1,518
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2016	1,500	1,706
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2017	1,500	1,694
		718,707

INDIANA — 2.40%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2024	1,355	1,262
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,150	1,002
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2024	2,595	2,797
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2025	1,435	1,538
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2026	1,000	1,065
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,009
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013	2,000	2,250
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014	2,000	2,241
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	4,000	4,094
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,847
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2033	3,540	3,458
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	3,000	3,258
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2009-A, 5.00% 2025	5,000	5,234
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2009-A, 5.25% 2039	1,000	1,020
Fin. Auth., Health System Rev. Ref. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2008-C, 5.375% 2032	6,335	6,586
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2017	1,500	1,769
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	6,123
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2036	1,500	1,405
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	19,250	17,811
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2017	1,295	1,365
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2018	1,425	1,483
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	13,500	13,666
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2030	1,335	1,291
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2033	10,000	9,427
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.25% 2017	1,400	1,468
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2022	5,000	5,117
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	5,870	5,831
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,000	6,752
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-5, 5.00% 2036	10,000	10,056
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018	775	837
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,105	1,226
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-1, 5.00% 2027 (put 2013)	3,000	3,290
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018 (preref. 2012)	960	1,075
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015 (preref. 2012)	170	193
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016 (preref. 2012)	220	249
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	2,000	2,114
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2014	3,520	3,843
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2015	3,200	3,472
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019	4,195	4,300
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2008-A, 5.00% 2038	1,405	1,448
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028	2,000	2,139
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2029	2,055	2,180
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC-National insured, 5.375% 2016	4,690	5,520
Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	10,420	11,530
Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	6,055	6,716
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014	1,000	1,104
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	1,000	1,094
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,094
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	3,000	3,283
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	3,000	3,279
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref. Bonds,
Series 2001-A, National insured, 5.50% 2015	3,370	3,518
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026	2,000	2,157
North Side High School Building Corp. (Fort Wayne), First Mortgage Ref. Bonds, Series 2007, FSA insured, 5.00% 2018	1,650	1,898
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project),
Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,458
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,322
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,670
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,329
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.00% 2028	4,000	4,360
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2021	1,620	1,893
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2022	1,825	2,116
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2027	1,000	1,120
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015	1,250	1,365
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
Series 2002-A, FGIC-National insured, 5.25% 2012	2,590	2,850
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B, AMBAC insured, 6.25% 2012	6,555	6,970
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,293
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,590	4,600
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.50% 2027	1,835	1,627
		228,757

IOWA — 0.33%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2014	1,000	1,085
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2018	1,715	1,792
Fin. Auth., Demand Health Facs. Rev. Bonds, Series 2009-F, 5.00% 2039 (put 2012)	1,675	1,800
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018	4,395	4,466
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010 (escrowed to maturity)	590	592
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	5,000	5,113
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	900	969
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2023	4,000	4,455
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027	3,500	3,783
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012 (preref. 2011)	1,500	1,600
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	3,500	3,733
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,500	1,600
		30,988

KANSAS — 0.24%
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	943
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	553
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project),
Series 2002-C, 6.875% 2032 (preref. 2012)	1,000	1,141
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	253
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	756
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.25% 2022	2,500	2,239
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	13,000	10,564
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 4.85% 2016	1,470	1,335
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,000	1,478
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.),
Series 2006, 4.625% 2031	1,825	1,752
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,665	1,526
		22,540

KENTUCKY — 0.16%
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	3,000	3,350
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	1,000	1,086
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.70% 2010	490	490
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.75% 2011	2,190	2,182
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	2,000	1,892
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1,
Assured Guaranty insured, 6.00% 2033	3,000	3,282
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1,
Assured Guaranty insured, 6.00% 2042	3,000	3,243
		15,525

LOUISIANA — 2.07%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	7,500	7,900
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	22,789
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	7,000	7,201
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. and Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-A-2, 5.25% 2039	1,045	1,132
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-A, 5.40% 2038	1,125	1,202
East Baton Rouge Sewerage Commission, Rev. Bonds, Series 2009-A, 5.25% 2039	2,000	2,087
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018	2,000	2,000
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	3,950	3,785
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted — 202 Elderly Projects),
Series 2006-A, 4.75% 2031	1,825	1,786
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A-1, 5.85% 2038	5,970	6,381
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2008-A, 6.55% 2040	955	1,042
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	1,750	1,881
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007 (Go Zone), 5.35% 2041	6,873	7,058
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	11,486
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	21,000	21,602
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,859
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	8,000	8,364
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2014	3,495	3,940
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2018	4,000	4,530
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project),
Series 2002-A, National insured, 5.375% 2015 (preref. 2013)	3,000	3,401
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	9,000	7,953
Public Facs. Auth., Rev. Bonds (Ochsner Community Hospitals Project), Series 2007-B, 5.25% 2027	1,500	1,425
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,178
Public Facs. Auth., Rev. Ref. Bonds (Tulane University of Louisiana Project), Series 2007-A-2,
National insured, 0.868% 20361	2,795	1,943
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	21,700	20,375
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A, 4.85% 2039	943	968
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	30,954
		197,222

MAINE — 0.10%
Fin. Auth., Rev. Obligation Securities, Point Lookout Issue, Series 2008, 9.875% 20172	12,500	9,104

MARYLAND — 0.83%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,420	1,073
Anne Arundel County, Special Obligation Bonds (National Business Park Project),
Series 2000, 7.375% 2028 (preref. 2010)	960	1,003
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015	7,485	8,575
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	1,000	990
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	1,876
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	14,971
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,050	2,246
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	1,945
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.25% 2023	1,300	1,341
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, CIFG insured, 5.00% 2020	1,000	1,002
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,000
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,172	1,086
G.O. Bonds, State and Local Facs. Loan of 2007, Second Series, 5.00% 2010	6,000	6,125
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	2,265	2,071
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	6,015	5,032
Health and Higher Educational Facs. Auth., FHA insured Mortgage Rev Bonds (Western Maryland Health System Issue),
Series 2006-A, National insured, 5.00% 2023	6,110	6,297
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	1,680
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	930	988
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,269
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2019	1,500	1,631
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	1,500	1,335
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,500	1,461
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,000	1,042
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	3,225	3,317
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	2,000	2,260
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	1,000	995
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,000	1,712
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,000	934
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2032	1,150	949
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,245	994
		79,200

MASSACHUSETTS — 1.96%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2017	750	811
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,052
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2020	950	989
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	3,000	3,112
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035	5,750	6,050
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series V-1, 5.00% 2029	2,900	2,987
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	856
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2014	675	719
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,425
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2016	1,450	1,328
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2017	1,525	1,369
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2022	2,000	1,647
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	1,500	1,123
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	1,000	733
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,500	1,781
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.875% 2044	1,000	1,002
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-B-2, 6.25% 2014	8,000	8,017
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	3,500	4,074
G.O. Bonds, Consolidated Loan of 2000, Series B, 6.00% 2016 (preref. 2010)	8,200	8,327
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	8,504
G.O. Ref. Bonds, Series 2004-A, 5.25% 2021	15,000	18,113
G.O. Ref. Bonds, Series 2008-A, 5.00% 2028	10,000	10,870
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2022	1,315	1,347
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2026	1,605	1,593
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	1,200	1,308
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-1, 5.00% 2028	2,000	1,905
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	2,328
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,521
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	5,320	5,942
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC-National insured, 5.00% 2015	2,500	2,701
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC-National insured, 5.00% 2016	5,945	6,300
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-O, 6.00% 2036	1,000	1,157
Health and Educational Facs. Auth., Rev. Bonds (Northeastern University Issue), Series 2008-T-2, 4.10% 2037 (put 2012)	6,000	6,253
Health and Educational Facs. Auth., Rev. Bonds (Northeastern University Issue), Series 2008-T-3, 0.60% 2037 (put 2011)	2,500	2,502
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2005-F, 0.60% 20401	1,700	1,700
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
Series 2007-G-2, FSA insured, 0.60% 20421	5,000	5,000
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,335	1,422
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,195
Health and Educational Facs. Auth., Rev. Bonds (Southcoast Health System Obligated Group Issue),
Series 2009-D, 5.00% 2029	1,000	1,002
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	6,500	6,622
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	6,500	7,066
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,067
Housing Fin. Agcy., Construction Loan Notes, Series 2009-D, 5.00% 2012	1,000	1,080
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014	970	1,022
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	4,000	4,044
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2003-C, 5.25% 2013	2,000	2,282
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2017	3,000	3,608
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4), National insured, 5.25% 2015	2,000	2,102
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, National insured, 5.00% 2010	1,000	1,013
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, National insured, 5.25% 2015	5,000	5,256
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,589
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	4,088
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,809
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,195
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	1,000	1,140
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2024	1,000	1,123
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2039	1,000	1,049
		186,220

MICHIGAN — 2.42%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, National insured, 5.00% 2031 (put 2011)	5,000	5,117
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	4,500	4,978
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. and Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	5,800	5,168
City of Detroit, Sewage Disposal System Rev. Ref. Bonds (Tax-Exempt Notes), Series 2006-D, FSA insured, 0.768% 20321	4,870	3,637
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,022
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, FSA insured, 5.00% 2016	4,000	4,262
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, FSA insured, 5.00% 2018	4,920	5,118
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	500	417
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2017	5,000	5,639
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,622
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,500	2,763
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2008, 5.00% 2012	1,390	1,488
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2018	1,735	1,781
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	2,215	2,226
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,150
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	8,650
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.25% 2046	4,590	4,104
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029	1,500	1,494
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2015	1,000	1,051
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2016	1,000	1,037
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2017	3,000	3,074
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2003, 5.50% 2016	7,475	7,765
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2013	1,500	1,615
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2016	1,200	1,284
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2018	1,000	1,047
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010	1,500	1,535
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011	1,285	1,347
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2013	1,000	970
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2014	1,525	1,450
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.625% 2016	1,490	1,490
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	3,110
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	7,720	7,655
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	12,705	11,946
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014 (preref. 2013)	2,440	2,758
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015 (preref. 2013)	5,000	5,652
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,826
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,000	1,020
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	2,929
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.50% 2033	5,000	5,594
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	4,580	4,667
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	2,000	2,106
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	6,000	6,702
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)	1,000	1,079
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)	1,100	1,186
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2019	1,405	1,332
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2035	1,500	1,183
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning Academy Project),
Series 2001, 7.75% 2031	4,150	4,075
Municipal Bond Auth., School Loan Rev. Ref. Bonds, Series 2003-A, 5.25% 2013	10,790	11,836
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2016	1,000	1,158
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2017	1,500	1,711
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,265
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.00% 2029	2,000	2,366
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	3,000	3,541
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	1,000	1,125
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	8,000	8,625
State Building Auth., Rev. Bonds (Facs. Program), Series I, 5.50% 2016	2,835	2,984
State Building Auth., Rev. Bonds (Facs. Program), Series I, 5.50% 2016 (preref. 2011)	165	178
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-1, 5.25% 2029 (put 2014)	4,750	5,122
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	2,000	2,175
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,500	1,659
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project),
Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)	2,500	2,570
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	6,585	6,020
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Turbo Term Bonds,
Series 2008-A, 6.875% 2042	7,010	6,440
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2024	4,755	5,154
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2025	5,105	5,495
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds,
Series 2009, Assured Guaranty insured, 5.00% 2010	1,000	1,032
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds,
Series 2009, Assured Guaranty insured, 5.00% 2016	2,000	2,285
		229,862

MINNESOTA — 0.09%
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2010	1,230	1,230
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2011	1,400	1,433
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.25% 2017	1,750	1,835
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.50% 2022	1,000	1,024
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013	695	697
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, 5.70% 2027	2,690	2,801
		9,020

MISSISSIPPI — 0.63%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program),
Series 2001-A, AMBAC insured, 5.00% 2031	7,500	6,784
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2020	1,000	1,003
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2021	1,225	1,221
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2026	5,565	5,346
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,300
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,547
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	8,000	9,511
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	6,570	7,006
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	995	1,065
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	15,205	15,751
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
Series 2000, FSA insured, 5.50% 2027 (preref. 2011)	1,000	1,053
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2017	3,000	3,092
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	2,000	1,958
		59,637

MISSOURI — 0.65%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2017	1,000	1,025
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2018	1,500	1,517
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2036	5,000	4,337
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,250	1,141
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,565	1,562
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,350
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2019	2,830	2,937
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	1,000	1,057
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2027	2,930	2,646
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2037	3,065	2,589
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	4,215	3,546
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	1,500	1,609
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,800	1,923
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Ref. and Improvement Rev. Bonds,
Series 2007, RADIAN insured, 4.60% 2029	2,210	2,068
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project),
Series 2006, National insured, 5.00% 2020	1,620	1,646
Industrial Dev. Auth. of the City of Kirkwood, Retirement Community Rev. Bonds (Aberdeen Heights Project),
Series 2010-C-3, 6.50% 2015	9,075	9,093
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	6,500	5,979
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	7,300	6,315
Industrial Dev. Auth. of the City of Riverside, Industrial Dev. Rev. Bonds
(Riverside Horizons Infrastructure Project — City of Riverside), Series 2007-A, ACA insured, 5.00% 2020	1,500	1,520
Industrial Dev. Auth. of the City of Riverside, Industrial Dev. Rev. Bonds
(Riverside Horizons Infrastructure Project — City of Riverside), Series 2007-A, ACA insured, 5.00% 2027	2,750	2,652
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	5,500	5,064
		61,576

NEBRASKA — 0.45%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,179
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	10,795	11,106
Educational Fin. Auth., Rev. and Ref. Bonds (Concordia University Project), Series 2007, 5.00% 2037	2,350	1,929
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2007-A, 5.00% 2039	5,000	5,141
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2007-A, 5.00% 2043	10,000	10,223
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,082
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2039	1,000	1,072
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	4,490	4,743
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2015	1,000	1,131
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2020	3,575	3,787
		42,393

NEVADA — 2.42%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2023	10,000	10,709
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	2,420	2,634
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	20,000	21,583
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	7,508
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032	1,000	1,084
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	19,711
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	7,025	7,506
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2024	7,120	7,552
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.00% 2030	7,000	6,973
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.25% 2042	13,000	12,800
Clark County, G.O. (Limited Tax) Bond Bank Bonds, National insured, 5.00% 2032 (preref. 2012)	2,760	3,078
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016 (preref. 2011)	3,000	3,195
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	12,179
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds, Series 2010-B, 5.00% 2028	2,500	2,598
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	3,785	2,959
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-A, 6.30% 2021	980	884
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-B, 6.75% 2021	1,480	1,384
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	1,655	1,662
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	2,185	2,200
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 6.375% 2023	5,075	4,806
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2020	7,115	7,785
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2024	5,550	5,913
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	9,695	11,034
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,295	1,337
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	185	191
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 4.00% 2012	7,425	7,686
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2014	1,500	1,632
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2015	2,000	2,169
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,770	945
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2018	370	316
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2025	4,080	3,012
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	1,051
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	11,000	4,378
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	3,810	3,848
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	2,860	2,801
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,199
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012	30	30
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds,
Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	2,855	3,014
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	4,138
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.60% 2014	1,355	1,329
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.625% 2015	2,425	2,342
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B),
Local Improvement and Ref. Bonds, Series 2007, 5.875% 2021	2,000	1,620
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2025	2,360	2,502
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2026	4,330	4,556
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	3,280
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	8,796
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,646
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,773
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016 (preref. 2011)	3,105	3,319
		230,647

NEW HAMPSHIRE — 0.26%
Business Fin. Auth, Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027	3,000	3,032
Business Fin. Auth, Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	5,000	5,034
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,019
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.00% 2037	8,500	7,877
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	6,000	5,860
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2024	1,910	1,928
		24,750

NEW JERSEY — 3.06%
Certs. of Part., Series 2004-A, 5.00% 2010	6,500	6,579
Certs. of Part., Series 2004-A, 5.00% 2013	3,625	3,994
Certs. of Part., Series 2004-A, 5.00% 2015	4,000	4,398
Certs. of Part., Series 2008-A, 5.00% 2023	1,000	1,059
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	2,000	2,115
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	8,250	8,662
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	3,000	3,135
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
Series 2001-A, 7.25% 2031 (preref. 2011)	9,000	10,107
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
Series 2000-A, 8.25% 2030 (preref. 2010)	6,000	6,402
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.00% 2016	1,000	938
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	1,375	1,171
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	5,250	4,248
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	880	897
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	1,000	1,005
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	1,000	1,018
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018	2,000	2,182
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018	1,500	1,670
Econ. Dev. Auth., School Facs. Construction Ref. Bonds, Series 2008-W, 5.00% 2019	2,315	2,560
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2021	1,000	1,082
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2024	4,630	4,892
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	3,000	3,180
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,203
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	6,500	7,821
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	5,575
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, National insured, 5.25% 2015 (escrowed to maturity)	2,150	2,525
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2016	7,500	8,246
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	8,754
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2019	7,500	8,117
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.00% 2015	3,000	3,341
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2039	7,200	7,545
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	2,290	2,382
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	8,525	8,107
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	48,750	40,423
Transit Corp., Certs. of Part., Series 2000-B, AMBAC insured, 5.50% 2010	5,170	5,303
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	6,136
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2016	5,000	5,474
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,274
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,245
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	2,977
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2037	10,000	1,928
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2040	18,000	2,862
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	4,000	4,560
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	11,381
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,287
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	22,485
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	5,843
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,025
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,248
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	5,000	5,524
Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-A, 0% 2039	18,000	3,048
		290,933

NEW MEXICO — 0.31%
Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	6,957
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2014	4,785	5,210
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2015	5,025	5,462
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2017	1,000	1,046
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-B-2, Class I, 5.65% 2039	1,500	1,657
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	1,000	1,103
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	595	650
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-E, Class I, 5.30% 2040	1,875	2,016
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 3.50% 2010	145	146
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,312
		29,559

NEW YORK — 5.26%
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	2,000	2,037
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	10,045	10,050
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,000	3,354
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	20
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2021	5,000	5,445
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	10,733
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	7,674
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,723
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,871
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014	3,275	3,489
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,585
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,307
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,712
Dormitory Auth., St. Luke’s-Roosevelt Hospital Center, FHA insured Mortgage Hospital Rev. Bonds,
Series 2000-A, 5.75% 2021	1,015	1,029
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011	2,580	2,707
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	11,168
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	8,647
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-A, 5.25% 2023	5,000	5,680
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013	3,500	4,126
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011	505	545
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	25,845	28,092
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	10,000	11,026
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)	310	315
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016	2,295	2,522
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	6,063
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2009-A, 5.25% 2023	5,000	5,698
Environmental Facs. Corp., State Personal Income Tax Rev. Bonds (Environment), Series 2009-A, 5.25% 2023	3,505	3,969
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015	2,000	2,133
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016	2,605	2,757
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.50% 2020	7,120	7,832
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	3,000	3,334
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013	1,500	1,685
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	4,500	5,090
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,437
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-B, 5.00% 2035	2,000	2,027
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-C, 5.00% 2035	2,500	2,535
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2021	6,020	6,671
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.50% 2024	2,700	2,980
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 6.25% 2033	2,000	2,307
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,773
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021 (preref. 2013)	1,000	1,156
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	1,000	1,044
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	5,000	5,632
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2029	1,500	1,622
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	2,000	2,148
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	8,000	8,230
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	13,000	14,875
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,133
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.25% 2014	1,000	1,144
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2006-B, 4.50% 2036	2,505	2,400
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	6,500	7,300
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011	3,500	3,689
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	1,680	1,734
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013	2,000	2,210
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	1,000	1,105
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	2,500	2,845
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	4,000	4,333
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010	2,500	2,551
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,260
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2016	5,000	5,608
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,020	2,248
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,709
City of New York, G.O. Bonds, Fiscal 2006 Series J, Subseries J-1, 5.00% 2021	5,000	5,378
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016 (preref. 2011)	1,885	2,003
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012 (preref. 2011)	5,505	5,991
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,036
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,016
New York City Industrial Dev. Agcy., Civic Fac. Rev. Bonds (2000 Polytechnic University Project),
6.125% 2030 (preref. 2010)	1,860	1,954
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	14,000	14,160
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	5,000	5,020
New York City Municipal Water Fin. Auth., Water and Sewer System General Resolution Rev. Bonds, Fiscal 2009
Series EE, 5.00% 2018	5,000	5,756
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2006 Series C, 4.75% 2033	10,000	10,094
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2008 Series S-1, 5.00% 2022	2,500	2,708
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	3,000	3,368
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	5,000	5,554
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027	5,000	5,003
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 20264	20,300	21,841
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 20294	9,600	9,992
New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2007-A, Subseries A-1, 5.00% 2021	5,000	5,512
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015 (preref. 2011)	2,000	2,115
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 2.75% 2036 (put 2012)	3,000	3,109
St. Lawrence County Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Clarkson University Project), Series 2007, 4.25% 2022	1,745	1,747
St. Lawrence County Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Clarkson University Project), Series 2007, 4.375% 2023	1,815	1,822
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 20232	6,000	4,991
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	10,000	10,817
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2016	10,000	11,320
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2018	7,500	8,450
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,657
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015 (preref. 2012)	2,500	2,752
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016 (preref. 2012)	4,670	5,140
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2022	5,000	5,638
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,043
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project),
Series 2006, 5.00% 2028	3,000	2,709
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	3,000	3,036
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2008-A, 5.00% 2020	10,000	11,287
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	3,500	3,620
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016	4,100	4,522
Triborough Bridge and Tunnel Auth., Rev. Bonds (MTA Bridges and Tunnels), Series 2008-D, 5.00% 2026	6,200	6,719
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012 (escrowed to maturity)	550	588
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	9,000	9,326
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	9,499
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.00% 2036	5,150	5,359
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.50% 2017 (preref. 2011)	535	559
		500,335

NORTH CAROLINA — 1.47%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,362
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,293
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,455
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2025	2,750	3,081
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2026	2,250	2,503
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027	2,500	2,760
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2028	2,245	2,458
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 1993-B, FGIC-National insured, 6.00% 2025	11,225	13,154
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2005-A, AMBAC insured, 5.00% 2020	11,000	11,562
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2023	4,000	4,204
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2024	9,855	10,310
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,295
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,326
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026	2,500	2,921
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,037
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,500	2,690
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,206
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,689
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	5,250	5,647
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	3,128
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,000	2,275
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026	7,000	7,263
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	5,000	4,161
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2008-A, 5.25% 2020	2,000	2,217
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2009-A, 5.00% 2030	4,000	4,097
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,204
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016	3,000	3,289
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2009-C, 5.00% 2021	1,750	1,902
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2023	1,125	1,175
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,155	1,200
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,185	1,231
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2021	500	531
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2022	1,040	1,099
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2007, 5.00% 2011	11,585	12,131
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2015	2,040	2,353
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	3,300	3,810
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.25% 2020	5,000	5,802
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014	1,900	2,177
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015	1,155	1,332
		140,330

OHIO — 2.65%
Ohio Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2020	11,500	12,215
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	6,000	6,421
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	17,200	18,392
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	4,400	4,766
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2038	20,000	20,355
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.25% 2022	10,000	10,988
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.25% 2025	2,000	2,158
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	11,435	10,556
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	26,300	22,413
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2004-C, National insured, 5.25% 2017	10,000	11,733
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project),
Series 2006-K, FGIC-National insured, 4.25% 2030	4,000	3,474
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2027	3,080	2,858
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	2,000	1,725
City of Cleveland, Airport System Rev. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	8,704
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,906
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	14,455	12,350
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.50% 2037 (put 2011)	1,000	1,055
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,172
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2015	1,070	1,195
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2020	1,655	1,746
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011	545	560
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012	620	649
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014	670	711
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015	695	737
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.125% 2028	6,000	6,269
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,095
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	3,093
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	2,503
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.75% 2036	5,000	4,608
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,000	1,070
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, FSA insured, 5.00% 2022	7,565	8,260
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2009-E, 5.00% 2039	1,000	1,076
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2009-C, 4.50% 2039	1,750	1,847
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	1,575	1,746
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	5,849
Kent State University, General Receipts Bonds, Series 2009-B, Assured Guaranty insured, 5.00% 2020	2,000	2,249
Kent State University, General Receipts Bonds, Series 2009-B, Assured Guaranty insured, 5.00% 2029	2,000	2,094
Kent State University, General Receipts Bonds, Series 2009-B, Assured Guaranty insured, 5.00% 2030	2,650	2,759
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	3,000	2,936
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	1,982
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,000	1,084
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016	2,665	2,804
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2015	2,950	3,261
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2016	3,880	4,204
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	8,510	8,787
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2021	1,660	1,719
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2026	3,250	3,276
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,016
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	415	424
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	665	676
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group),
Series 2006, 5.125% 2021	1,000	1,024
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022 (preref. 2010)	835	880
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030 (preref. 2010)	1,335	1,406
University of Cincinnati, General Receipts Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2015	2,000	2,265
University of Cincinnati, General Receipts Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2016	3,520	3,974
University of Cincinnati, General Receipts Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2017	2,335	2,633
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002, 5.25% 2015 (preref. 2012)	2,000	2,206
		251,914

OKLAHOMA — 0.29%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 20162	1,000	998
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.60% 20212	1,400	1,328
Dev. Fin. Auth., Health System Rev. and Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	5,205
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-A, 5.25% 2029	1,000	1,085
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	4,965	5,324
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	950	876
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2023	2,035	1,840
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.875% 2030	5,000	4,268
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,315
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	2,119
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,300
		27,658

OREGON — 0.20%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	5,830	4,135
Dept. of Administrative Services, Certs. of Part. (Tax-Exempt), Series 2009-A, 5.00% 2023	3,100	3,435
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2028	3,500	3,811
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.25% 2024	3,500	4,000
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020	3,830	3,931
		19,312

PENNSYLVANIA — 2.33%
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2012	4,000	3,998
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2017	14,550	13,490
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	7,450	5,849
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	10,144
Higher Educational Facs. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-E, 5.00% 2021	5,285	5,651
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019	2,150	2,173
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001, FGIC-National insured, 5.50% 2015	1,000	1,046
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2013	1,345	1,399
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.90% 2027	750	685
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	2,000	1,893
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	7,900	7,150
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System),
Series 1997-B, 5.375% 2027	4,150	4,157
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.00% 2010	1,000	1,009
Cumberland County Municipal Auth., Rev Bonds (Presbyterian Homes Obligated Group Project), Series 2008-A, 5.00% 2011	890	904
Cumberland County Municipal Auth., Rev Bonds (Presbyterian Homes Obligated Group Project), Series 2008-A, 5.00% 2017	1,705	1,725
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010	2,465	2,496
Delaware County Auth., Villanova University Rev. Bonds, Series 2010, 5.00% 2026	1,295	1,366
Delaware County Auth., Villanova University Rev. Bonds, Series 2010, 5.00% 2028	1,000	1,041
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Company, LLC Project),
Series 2009, 7.00% 2039	10,500	11,748
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	2,000	1,981
Higher Educational Facs. Auth., Rev. Bonds (Foundation for Indiana University of Pennsylvania
Student Housing Project At Indiana University of Pennsylvania), Series 2007-A, XLCA insured, 0.818% 2039	3,000	1,797
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	5,000	5,689
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2020	10,185	11,373
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	2,000	1,977
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	4,500	3,670
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	6,011
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.00% 2011	1,240	1,290
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.00% 2012	1,450	1,534
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,500	2,629
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2017	2,300	2,355
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	16,542
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024	1,000	1,123
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027	1,000	1,099
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2028	1,000	1,090
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025	2,000	2,114
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2036	1,250	1,280
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2024	2,085	2,119
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2025	2,225	2,255
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,420
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,524
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2005-A, 6.625% 2023	11,000	11,002
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	5,135	4,954
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	990	991
City of Pittsburgh, G.O. Ref. Bonds, Series 2008-A-1, 5.00% 2014	2,000	2,169
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2002-A, 5.875% 2031	1,245	1,265
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 0.951% 20241	14,500	11,078
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2006-B, FSA insured, 5.00% 2027	9,820	10,071
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project and Ref. Bonds,
Series 2002-A, 5.00% 2015	500	586
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project and Ref. Bonds,
Series 2002-A, 5.25% 2018	1,000	1,193
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	6,750	7,635
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2028	5,000	5,450
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	2,770	2,306
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	2,500	2,507
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,535
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
Series 2000-B, 8.125% 2030 (preref. 2010)	6,500	6,930
		221,468

PUERTO RICO — 0.46%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	310	316
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	2,500	2,502
Government Dev. Bank, Series 2006-B, 5.00% 2014	2,500	2,657
Government Dev. Bank, Series 2006-B, 5.00% 2015	3,000	3,168
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	2,000	2,020
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,200	1,309
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	7,500	8,251
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	3,286
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	12,500	13,046
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC insured, 0% 2054	30,000	1,731
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	11,000	1,780
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	8,000	1,762
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,000	2,002
		43,830

RHODE ISLAND — 0.45%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,510
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,440
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, National insured, 5.75% 2012
(escrowed to maturity)	4,850	5,439
Health and Educational Building Corp., Higher Education Fac. Rev. Ref. Bonds, Johnson & Wales University Issue,
Series 2003, XLCA insured, 5.00% 2010	2,265	2,271
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021	210	217
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, 5.00% 2012	1,400	1,467
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2016	9,030	9,863
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2017	7,145	7,701
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2018	7,360	7,825
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	1,290	1,448
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,355
		42,536

SOUTH CAROLINA — 2.36%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2005, 5.50% 2016	13,450	15,658
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2015	5,000	5,704
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	21,047
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, Assured Guaranty insured, 5.00% 2025	15,000	15,909
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2004, 5.00% 2017	16,355	17,700
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2019	2,145	2,329
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020	7,500	8,088
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2021	9,535	10,225
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2022	5,000	5,335
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	8,752
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2031	5,000	5,071
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2017	1,000	1,117
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2018	2,000	2,203
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
Series 1998-A, National insured, 5.25% 2010	2,785	2,822
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	2,475	2,389
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	1,015	830
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	1,000	751
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	3,140
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	320	376
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	2,000	2,030
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	4,000	4,098
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	4,995	3,897
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2019	1,000	1,057
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2020	1,265	1,323
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2021	2,500	2,600
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2032	2,000	1,955
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2014	500	563
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2015	500	563
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2016	1,000	1,121
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,088
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	2,000	1,455
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, FSA insured, 5.00% 2017	5,000	5,499
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, FSA insured, 5.00% 2018	4,000	4,322
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,502
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	21,635
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2009-A, 5.00% 2032	5,000	5,268
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	11,660	12,128
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	5,805	5,805
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	5,704
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	3,000	2,864
York County, Pollution Control Rev. Ref. Bonds (North Carolina Electric Membership Corp. Project),
Series 2000-B-2, 2.25% 2024	2,000	2,000
York County, Pollution Control Rev. Ref. Bonds (North Carolina Electric Membership Corp. Project),
Series 2000-B-3, 0.875% 2024 (put 2010)	2,500	2,500
		224,423

SOUTH DAKOTA — 0.09%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	3,332
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, National insured, 5.00% 2010	4,175	4,185
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014	1,030	1,074
		8,591

TENNESSEE — 1.40%
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028	4,500	4,859
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	4,550
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	6,641
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2019	2,000	2,013
G.O. Bonds, Series 2009-A, 5.00% 2022	2,000	2,248
G.O. Bonds, Series 2009-A, 5.00% 2027	1,000	1,092
Health, Educational and Housing Facs. Board of the County of Knox, Hospital Facs. Rev. Ref. and Improvement Bonds
(Catholic Healthcare Partners), Series 2001-A, 4.70% 2013	1,150	1,214
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds,
Series 1990-A, National insured, 6.25% 2013	2,000	2,188
City of Memphis, Electric System Rev. Bonds, Series 2003-A, National insured, 5.00% 2012	1,500	1,669
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	10,900	11,636
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	3,550	4,000
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	5,950	6,703
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011	3,750	3,697
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,255	1,436
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	745	852
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	6,000	6,864
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2014 (preref. 2012)	2,360	2,729
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2016 (preref. 2012)	2,690	3,111
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011	6,000	6,060
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	3,046
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	6,000	6,195
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	10,128
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	20,000	20,193
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2021	10,000	10,040
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	4,097
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	3,670	3,520
Tennessee State School Bond Auth. Higher Educational Facs. Second Program Bonds, Series 2009-A, 5.00% 2039	2,435	2,556
		133,337

TEXAS — 13.42%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building Bonds,
Series 2005, 5.00% 2020	2,795	3,097
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2014	2,830	3,108
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2015	3,320	3,662
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,223
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.00% 2027	1,000	1,055
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.00% 2028	3,000	3,138
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.25% 2033	4,000	4,166
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.50% 2024	2,770	3,087
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003, National insured, 5.00% 2011	1,000	1,066
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2001, FSA insured, 5.75% 2016	35	37
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.125% 2029	1,500	1,612
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	20,891
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Inc. Project), National insured, 4.90% 2015	2,860	2,959
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,500	3,508
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	1,000	1,132
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2019	5,000	5,627
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2016	2,285	2,518
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 5.00% 2035	2,500	2,202
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2010, 5.75% 2025	2,500	2,487
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	865
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	3,000	2,383
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	2,300	1,907
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016	1,965	2,118
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital Appreciation Bonds,
Series 1993-A, 0% 2013	6,675	6,449
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2020	2,205	2,501
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2021	2,000	2,251
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2025	2,760	2,983
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016 (preref. 2012)	1,535	1,675
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 2007-A, 5.00% 2018	2,000	2,308
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. Bonds, Series 2005, 5.00% 2016	5,335	6,082
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014	3,400	3,543
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)	2,000	2,092
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,791
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013	2,465	2,639
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015	3,725	3,988
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,313
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2022	5,000	5,570
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2014 (preref. 2011)	2,050	2,199
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2015 (preref. 2011)	2,150	2,306
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2016 (preref. 2011)	1,125	1,207
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2022	1,895	2,122
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2009, 5.00% 2034	5,000	5,207
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	12,770
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds, Series 2008, 5.00% 2029	3,360	3,610
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-C, 5.00% 2016	1,570	1,804
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2028	1,500	1,632
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,698
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,685
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,780
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015	1,500	1,747
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006-A, 5.00% 2022	2,500	2,784
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 4.75% 2037	10,000	10,063
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,635
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	14,238
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	10,000	10,826
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, 5.50% 2013	35	35
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, 5.50% 2015	40	40
Georgetown Independent School Dist. (Williamson County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,283
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,000	3,384
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.50% 2018	3,500	3,984
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.25% 2035	2,000	2,088
Harris County Flood Control Dist., Contract Tax Ref. Bonds, Series 2008-A, 5.25% 2021	2,000	2,406
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	2,000	2,057
Harris County, Permanent Improvement Ref. Bonds, Series 2006-B, 5.00% 2025	10,000	10,851
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015	970	1,039
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,078
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	3,120	3,345
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016	3,000	3,170
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2014	4,790	5,405
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	1,500	1,689
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series 2005-A,
Subseries 2005-A-5, FSA insured, 0.98% 20361	2,400	2,400
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series 2005-A-4, FSA insured, 0.92% 20311	14,900	14,900
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2020 (preref. 2011)	4,000	4,297
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2021 (preref. 2011)	5,740	6,166
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2014 (preref. 2011)	1,000	1,076
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2015 (preref. 2011)	2,500	2,690
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2016 (preref. 2011)	2,700	2,905
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2018 (preref. 2011)	2,000	2,152
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2015 (preref. 2012)	1,000	1,117
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2016 (preref. 2012)	1,000	1,117
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2018 (preref. 2012)	1,105	1,234
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 5.00% 2023	6,500	6,635
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2020	2,315	2,636
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	8,050	8,817
Harris County, Toll Road Rev. and Ref. Bonds, Series 2008-B, 5.00% 2023	5,010	5,510
Harris County, Toll Road Rev. and Ref. Bonds, Series 2008-B, 5.00% 2024	5,000	5,457
Harris County, Toll Road Rev. and Ref. Bonds, Series 2008-B, 5.00% 2033	11,230	11,614
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026	4,000	4,336
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2038	4,000	4,122
Harris County, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033	6,000	6,215
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,530	1,649
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2010	505	510
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	1,043
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	6,950	7,554
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.25% 2029	4,055	4,267
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.50% 2034	15,500	16,635
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.50% 2039	7,000	7,487
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,460
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	10,000	11,244
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2025	5,855	6,423
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019	845	597
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)	2,155	1,533
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2017	1,035	1,193
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2020	3,540	3,924
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2022	5,260	5,749
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2020	3,245	3,491
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2022	5,500	5,851
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2023	2,510	2,657
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2024	2,635	2,775
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
Series 2005, FSA insured, 5.00% 2032	20,000	20,664
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	8,139
Hurst-Euless-Bedford Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,750	3,245
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015	445	466
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016	625	655
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2003-A, 5.00% 2016	2,575	2,833
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015 (preref. 2011)	845	888
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016 (preref. 2011)	1,180	1,240
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2020	3,720	4,247
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2021	3,660	4,153
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039	2,500	2,572
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2028	1,000	923
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2036	1,500	1,313
City of Laredo (Webb County), Sports Venue Sales Tax Rev. Improvement and Ref. Bonds,
Series 2005, AMBAC insured, 5.00% 2017	1,000	1,076
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.375% 2015	580	618
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.375% 2015 (preref. 2011)	1,420	1,520
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2015	110	113
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building Bonds, Series 2009, 5.00% 2027	5,000	5,423
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building Bonds, Series 2009, 5.00% 2028	2,000	2,155
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2015 (preref. 2010)	1,890	1,938
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2008, 5.00% 2033	7,770	8,094
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2008, 5.00% 2038	6,670	6,881
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2034	1,000	1,042
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2023	2,000	2,255
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2025	2,000	2,219
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2026	1,500	1,653
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation,
Series 2007-A, FSA insured, 5.25% 2027	5,000	5,439
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 4.00% 2012	405	418
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 4.125% 2013	445	462
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	1,000	925
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds,
Current Interest Bonds, Series 2001, 5.50% 2016	385	402
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-A, AMBAC insured, 4.40% 2030	7,700	6,639
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds,
Series 2001, 5.125% 2016 (preref. 2011)	2,075	2,218
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	1,895
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,172
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	1,690	1,518
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,149
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	5,000	5,269
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,128
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,006
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2022	14,000	13,934
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2025	1,000	970
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2026	10,850	10,393
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.04% 20271	20,000	15,705
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,542
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds,
Series 2006-A, 5.00% 2020	1,995	2,160
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2019	1,075	1,120
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2022	1,400	1,437
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2023	1,600	1,634
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2025	5,295	5,361
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	9,000	9,309
North Texas Tollway Auth., System Rev. Bonds, Series 2009-A, 6.00% 2028	8,000	8,655
North Texas Tollway Auth., System Rev. Bonds, Series 2009-A, 6.10% 2028	5,000	5,445
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,100
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	13,000	13,351
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,185	5,840
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,182
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	13,735
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,426
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, Assured Guaranty insured, 0% 2028	10,000	3,680
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,438
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	11,299
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	22,500	22,896
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014	1,885	1,976
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2014 (preref. 2011)	2,115	2,222
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2012)	2,560	2,848
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017 (preref. 2012)	2,695	2,998
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018 (preref. 2012)	2,835	3,153
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.25% 2034	3,000	3,206
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	27,000	28,063
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,819
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,167
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015 (preref. 2011)	2,000	2,145
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016 (preref. 2011)	2,500	2,681
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	15,000	15,621
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	3,000	3,158
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2021	10,000	10,520
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	3,480	3,635
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,390	1,439
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	11,775	11,205
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	1,000	1,028
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	8,000	8,216
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016	1,000	1,050
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, National insured, 5.00% 2019	6,170	6,716
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2017	10,000	11,658
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2023	10,000	10,905
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	4,000	4,637
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2008, 5.00% 2023	10,000	11,135
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	5,000	5,232
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2017	10,000	11,282
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016	720	778
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030	13,080	14,028
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)	1,290	1,403
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2016	5,000	5,755
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	3,930	4,186
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015	475	496
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	70	75
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)	1,890	1,975
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016 (preref. 2011)	6,000	6,278
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2015 (preref. 2011)	1,515	1,625
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2011)	1,705	1,828
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.00% 2020	1,100	1,120
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2021	1,410	1,439
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2023	1,000	1,005
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2026	1,250	1,220
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2036	1,600	1,429
Schertz-Cibolo-Universal City Independent School Dist., Unlimited Tax School Building Bonds, Series 2006-A, 5.00% 2016	1,000	1,141
Schertz-Cibolo-Universal City Independent School Dist., Unlimited Tax School Building Bonds, Series 2006-A, 5.00% 2017	1,000	1,126
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2017	1,485	1,673
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
Series 2005, 5.50% 2030	7,510	8,826
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2015 (preref. 2011)	2,205	2,308
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2016 (preref. 2011)	1,780	1,863
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2016	1,290	1,348
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2014	1,030	1,184
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2015	1,085	1,263
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2016	1,140	1,301
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2013	2,000	2,170
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2021	5,850	6,112
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2022	5,000	5,187
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2024	5,000	5,163
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2036	2,000	2,001
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	5,000	5,323
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.25% 2028	2,000	2,089
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	3,140
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,882
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	6,900	6,675
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	14,355	13,271
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,334
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-A, 8.25% 2044	5,000	4,904
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-C-2, 6.50% 2014	3,500	3,509
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
Series 1997-A, National insured, 5.75% 2015 (escrowed to maturity)	3,000	3,575
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2011	1,775	1,900
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2033	5,295	5,307
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2036	2,000	2,001
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2002, FSA insured, 5.00% 2013	3,000	3,364
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2021	1,400	1,602
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2022	1,000	1,136
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2023	1,000	1,128
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds, Series 2003, 5.25% 2016	5,000	5,607
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2023	2,000	2,261
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021	1,955	2,241
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2034	4,325	4,572
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2039	3,050	3,198
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	3,355	3,879
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021	7,235	8,295
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2024	3,000	3,364
Board of Regents of the Texas A&M University System, Series 2009-B, 5.00% 2020	1,310	1,515
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2008, 5.00% 2022	10,045	11,076
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2008, 5.25% 2025	4,500	4,932
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2009, 5.00% 2029	2,255	2,376
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2009-12, 5.00% 2024	2,000	2,187
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2009-12, 5.00% 2028	3,000	3,178
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2014	1,535	1,588
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,000	2,777
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	15,000	17,043
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006-A, 5.00% 2011	10,000	10,514
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2018	3,000	3,459
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	2,000	1,765
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	5,200	4,200
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	1,000	1,005
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	1,750	1,760
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014	1,330	1,452
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015	1,830	2,018
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2025	2,735	2,989
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2028	7,470	7,970
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2026	5,000	5,439
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2035	1,000	1,036
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2015 (preref. 2012)	7,435	8,044
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2016 (preref. 2012)	2,315	2,505
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds, Series 2005-A, 5.00% 2015	3,985	4,662
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.375% 2013 (preref. 2011)	2,000	2,139
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-C, 5.375% 2016 (preref. 2011)	4,000	4,279
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016 (preref. 2013)	1,000	1,148
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	17,046
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2037	5,000	5,211
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,626
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2016	1,000	1,091
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2019	3,465	3,647
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, National insured, 5.00% 2012
(escrowed to maturity)	1,895	2,085
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	10,500	11,322
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	12,500	13,395
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	4,745	4,998
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2038	3,000	3,132
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015	1,500	1,665
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and Ref. Bonds, Capital Appreciation,
Series 2000, 0% 2018	2,625	2,053
Williamson County, Unlimited Tax Road Bonds, Series 2007, AMBAC insured, 5.00% 2022	1,250	1,333
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	2,480	2,826
		1,277,279

UTAH — 0.35%
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	1,000	1,135
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	3,000	3,424
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,416
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.125% 2030	1,740	1,606
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,460	1,404
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,770
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2027	700	655
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012	8,130	8,745
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011	5,000	5,430
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015	2,775	3,254
		32,839

VIRGINIA — 0.43%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	3,500	3,808
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,500	1,334
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	5,500	4,569
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.00% 2011	1,300	1,374
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-A, 6.85% 2019	65	65
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	830	828
Housing Dev. Auth., Rental Housing Bonds, Series 2009-E, 4.50% 2029	3,000	3,029
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	2,375	2,249
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-B, 7.00% 2028	2,000	2,031
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
Series 1998, National insured, 5.00% 2010	1,000	1,010
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,950	3,774
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,856	1,792
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2020	2,000	2,340
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2022	3,000	3,453
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	5,000	5,555
Small Business Fncg. Auth., Rev. Bonds (Hampton Roads Proton Beam Therapy Institute at
Hampton University, LLC Project), Series 2009, 9.00% 2039	2,400	2,502
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	820	853
		40,566

VIRGIN ISLANDS — 0.14%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,637
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	1,000	1,002
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,135
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	5,000	5,365
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,250	1,398
		13,537

WASHINGTON — 4.71%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 4.75% 2028	21,940	21,948
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 5.25% 2021	5,500	6,454
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	20,000	20,794
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC-National insured, 0% 2016	2,500	2,068
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.00% 2018	3,670	4,061
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.00% 2019	2,870	3,142
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2010-A, 5.00% 2017	4,000	4,654
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2010-A, 5.00% 2018	9,000	10,443
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.375% 2013	3,000	3,211
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	3,000	3,569
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	10,000	11,660
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2016	10,000	11,402
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,329
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,776
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, National insured, 5.50% 2016	5,000	5,480
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013	2,000	2,293
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,350
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016	7,000	7,878
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017	5,000	5,344
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, National insured, 5.00% 2013	1,445	1,595
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,670
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2008-C, 5.25% 2023	5,345	6,073
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	6,000	6,659
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2023	10,000	10,915
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2024	10,000	10,856
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,256
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,676
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	6,861
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017	5,000	5,337
G.O. Bonds, Series 2003-A, 5.00% 2013	1,260	1,373
Various Purpose G.O. Bonds, Series 2007-F, 4.50% 2022	10,300	10,972
Various Purpose G.O. Bonds, Series 2009-A, 5.00% 2022	5,000	5,583
Various Purpose G.O. Bonds, Series 2009-C, 5.00% 2029	10,340	11,066
Various Purpose G.O. Bonds, Series 2009-C, 5.00% 2034	4,725	4,945
Various Purpose G.O. Bonds, Series 2010-C, 5.00% 2021	8,205	9,340
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	11,045
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2020	3,000	3,303
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,830
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,390
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-A, FGIC-National insured, 5.00% 2018	1,725	1,898
Public Utility Dist. No. 1 of Grays Harbor County, Electric Rev. and Ref. Bonds,
Series 2006, FGIC-National insured, 5.00% 2018	1,000	1,078
Public Utility Dist. No. 1 of Grays Harbor County, Electric Rev. and Ref. Bonds,
Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,132
Health Care Facs. Auth., Rev. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031	6,000	6,181
Health Care Facs. Auth., Rev. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035	5,000	5,162
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
Series 2001, AMBAC insured, 5.375% 2012	1,500	1,572
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	956
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,632
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	1,852
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty insured, 5.00% 2021	3,025	3,186
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, National insured, 5.50% 2011	3,000	3,219
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, National insured, 5.625% 2014	3,000	3,184
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, National insured, 5.625% 2015	8,635	9,066
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	18,692
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020	2,850	3,068
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2024	1,810	1,884
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029	6,000	6,079
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,005	1,104
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2027	2,000	1,542
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2038	3,565	2,557
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	6,556
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012	1,535	1,731
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	870	980
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	366
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	270	304
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC-National insured, 5.25% 2015	2,000	2,145
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015	3,000	3,245
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2017	3,700	4,219
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2018	4,920	5,510
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2019	3,685	4,094
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2013	2,000	2,278
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2020	2,295	2,507
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, National insured, 0% 2013	4,000	3,757
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013	3,835	4,072
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017	4,440	4,733
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016	5,755	6,595
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,000	1,162
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	2,000	2,096
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2008, 5.00% 2027	7,195	7,799
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2008, 5.00% 2029	5,000	5,349
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2016	3,080	3,557
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	9,120
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,178
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	11,185
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2019	5,000	5,474
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured, 5.25% 2012	2,250	2,513
		448,170

WEST VIRGINIA — 0.17%
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds
(Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	4,000	3,320
Ohio County Building Commission, Tax-Exempt Rev. Ref. Bonds (Wheeling Jesuit University, Inc. Project),
Series 2006-B, 5.25% 2015	965	926
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	12,500	12,024
		16,270

WISCONSIN — 1.62%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012 (escrowed to maturity)	2,000	2,210
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	17,180	18,539
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	7,891
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,834
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	3,225	3,340
General Fund Annual Appropriation Bonds, Series 2009-A, 5.00% 2021	2,000	2,209
General Fund Annual Appropriation Bonds, Series 2009-A, 5.00% 2022	5,000	5,483
General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	5,000	5,407
General Fund Annual Appropriation Bonds, Series 2009-A, 6.00% 2036	42,260	46,547
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,273
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022	3,645	3,913
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023	3,990	4,268
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024	3,360	3,505
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014	90	97
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015	100	107
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014 (preref. 2011)	910	989
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015 (preref. 2011)	1,000	1,087
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1998, 4.90% 2011	1,165	1,173
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1999, 5.125% 2016	1,000	1,006
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1999, 5.375% 2022	2,000	2,011
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2009-C-2, 5.40% 2014	1,750	1,750
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	7,500	7,567
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2022	11,855	11,716
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026	2,250	2,081
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,726
Transportation Rev. Bonds, Series 2008-A, 5.00% 2021	3,000	3,374
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,900	6,285
		154,388

Total bonds & notes (cost: $8,693,297,000)		8,817,494

Short-term securities — 6.07%

City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 0.11% 20371	3,000	3,000
Arizona Health Facs. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West Loan Program),
Series 2008-B, 0.16% 20351	10,000	10,000
State of California, Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds),
Series 2009, 2.50% 10/1/2010	5,000	5,068
State of California, Bonds of Irvine Ranch Water District, Consolidated Series 2009-B, 0.11% 20411	2,500	2,500
City of Los Angeles, California, Dept. of Water and Power, Power System Demand Rev. Bonds,
Series 2002-A, Subseries A-2, 0.18% 20351	5,000	5,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-A-1, 0.15% 20231	4,000	4,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-C, 0.17% 20291	6,800	6,800
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-4, 0.17% 20341	2,045	2,045
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-9, 0.16% 20361	2,000	2,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-13, 0.16% 20381	2,100	2,100
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds
(National Jewish Federation Bond Program), 0.17% 20351	910	910
Colorado Health Facs. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2002, 0.18% 20321	700	700
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.17% 20251	1,500	1,500
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2009-A, 2.00% 6/25/2010	10,000	10,062
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Greater Hartford YMCA Issue),
Series B, 0.16% 20381	1,000	1,000
State of Connecticut, Health and Educational Facs. Auth. Rev. Bonds (Yale University Issue), Series-U-2, 0.17% 20331	5,000	5,000
State of Connecticut, Health and Educational Facs. Auth. Rev. Bonds (Yale University Issue), Series-V-2, 0.09% 20361	3,100	3,100
District of Columbia, Multimodal Rev. Bonds (The American National Red Cross Issue), Series 2000, 0.20% 4/7/2010	1,800	1,800
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2004-C, 0.13% 20241	1,000	1,000
State of Florida, Electric System Rev. Bonds, Series 2008-C-2, 0.17% 20341	2,000	2,000
State of Florida, Jacksonville Electric Auth., Electric System Rev. Bonds, Series 2003-C-1, 0.17% 20341	4,365	4,365
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2000-B, TECP, 0.23% 4/8/2010	12,200	12,200
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2003-C, 0.13% 20331	3,720	3,720
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, 0.16% 20341	1,000	1,000
State of Florida, Lee Memorial Health System, Hospital Rev. Bonds, Series 2009-B, 0.16% 20331	2,000	2,000
State of Florida, Orange County Educational Facs. Auth., Educational Facs. Rev. Bonds (Rollins College Project),
Series 2001, 0.13% 20311	3,000	3,000
Sarasota County, Florida, Public Hospital District, Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
Series 2009-B, 0.19% 20371	4,525	4,525
State of Idaho, Tax Anticipation Notes, Series 2009, 2.50% 6/30/2010	40,000	40,319
City of Chicago, Illinois, G.O. Demand Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 0.17% 20371	2,800	2,800
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, 0.15% 20391	7,000	7,000
Indiana Fin. Auth., Industrial Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2005, 0.14% 20351	1,900	1,900
North Carolina Capital Facs. Fin. Agcy., Exempt Fac. Rev. Bonds (Republic Services, Inc. Project),
Series 2007, 0.19% 20251	4,000	4,000
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-1, 0.12% 20381	1,250	1,250
Maryland Health and Higher Educational Facs. Auth., Rev. Bonds (Goucher College Issue), Series 2007, 0.20% 20371	2,760	2,760
Maryland Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue),
Series 2005-A, 0.15% 20361	2,700	2,700
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Northeastern University Issue),
Series 2008-U, 0.12% 20221	2,485	2,485
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series BB, 0.15% 20341	12,000	12,000
Michigan Higher Education Facs. Auth., Demand Limited Obligation Rev. and Rev. Ref. Bonds
(University of Detroit Mercy Project), Series 2007, 0.17% 20361	1,600	1,600
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 0.15% 20301	2,000	2,000
Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 0.12% 20381	4,000	4,000
City of Minneapolis, Minnesota, G.O. Library Bonds, Series 2003, 0.18% 20321	4,860	4,860
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation), Series 2002-C, 0.19% 20321	14,000	14,000
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.13% 20231	2,965	2,965
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2000-C, 0.12% 20401	1,200	1,200
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Saint Louis University), Series 2008-A-1, 0.12% 20351	6,000	6,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Saint Louis University), Series 2008-B-2, 0.12% 20351	2,245	2,245
Charlotte-Mecklenburg Hospital Auth. (North Carolina), Carolinas HealthCare System, Health Care Ref. Rev. Bonds,
Series 2007-B, 0.12% 20451	1,500	1,500
State of Nebraska, Omaha Public Power Dist., TECP, 0.15% 3/4/2010	4,300	4,300
State of Nebraska, Omaha Public Power Dist., TECP, 0.19% 3/12/2010	6,800	6,800
State of Nebraska, Omaha Public Power Dist., TECP, 0.20% 4/7/2010	3,000	3,000
State of Nebraska, Omaha Public Power Dist., TECP, 0.20% 4/8/2010	2,000	2,000
Clark County, Nevada, G.O. (Limited Tax) Bond Bank Notes, Series 2008-B, TECP, 0.20% 4/8/2010	1,100	1,100
Las Vegas Valley Water District, Nevada, G.O. (Limited Tax), Water Commerical Paper Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 0.20% 4/5/2010	11,000	11,000
Las Vegas Valley Water District, Nevada, G.O. (Limited Tax), Water Commerical Paper Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 0.20% 4/6/2010	11,000	11,000
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2002, 0.17% 20321	1,400	1,400
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2003, 0.17% 20231	10,450	10,450
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 0.15% 20411	7,000	7,000
New Jersey Health Care Facs. Fncg. Auth., Rev. Bonds, Virtua Health Issue, Series 2009-B, 0.11% 20431	2,000	2,000
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2010-B, 2.50% 6/24/2010	50,000	50,380
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2010-C, 2.50% 6/24/2010	35,000	35,261
Trust for Cultural Resources of the City of New York, New York, Rev. Bonds (Lincoln Center for the Performing Arts, Inc.),
Series 2008-B-2, 0.16% 20381	2,000	2,000
Dormitory Auth. of the State of New York, Rev. Bonds (St. John’s University), Series 2008-B-1, 0.17% 20341	8,095	8,095
City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project),
Series 2005-B, 0.16% 20351	2,600	2,600
Dormitory Auth. of the State of New York, Rev. Bonds (Cornell University), Series 2000-A, 0.17% 20291	5,870	5,870
Dormitory Auth. of the State of New York, Rev. Bonds (Cornell University), Series 2008-B, 0.13% 20371	6,200	6,200
State of New York, City of New York, G.O. Bonds, Fiscal 1994 Series A, Subseries A-7, 0.14% 20211	1,225	1,225
New York City, New York, Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal Series 2003-C,
Subseries C-5, 0.23% 20311	1,600	1,600
North Carolina Capital Facs. Fin. Agcy., Educational Facs. Rev. Bonds (Pfeiffer University), Series 2006, 0.20% 20261	1,250	1,250
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 0.14% 20311	4,000	4,000
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series-B-2, 0.16% 20441	2,000	2,000
County of Cuyahoga, Ohio, Hospital Improvement Rev. Bonds, Series 1985
(University Hospitals of Cleveland Project), 0.14% 20161	890	890
State of Oregon. G.O. Veterans’ Welfare Demand Bonds, Series 73-G, 0.15% 20181	9,000	9,000
State of Rhode Island and Providence Plantations, G.O. Tax Anticipation Notes, 2.50% 6/30/2010	15,000	15,119
Rhode Island Health and Educational Building Corp., Higher Education Facs. Rev. Bonds (Brown University Issue),
Series 2005-A, 0.14% 20351	5,000	5,000
South Carolina Public Service Auth., Rev. Notes (Santee Cooper), Series 1998, TECP, 0.18% 3/8/2010	1,700	1,700
Public Building Auth. of the City of Clarksville, Tennessee, Fncg. Rev. Bonds (City of Morristown Loans),
Series 2008, 0.16% 20351	1,425	1,425
Industrial Dev. Board of Metropolitan Government of Nashville and Davidson County, Tennessee, Rev. Bonds
(YMCA Projects), Series 1998, 0.20% 20181	3,275	3,275
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 1997, 0.27% 20271	1,290	1,290
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2001, 0.16% 20311	9,300	9,300
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, 0.16% 20331	5,000	5,000
Public Building Auth. of the City of Clarksville, Tennessee, Fncg. Rev. Bonds
(Metropolitan Government of Nashville and Davidson County Loan), Series 2008, 0.16% 20261	2,900	2,900
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, 0.16% 20341	1,400	1,400
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, 0.16% 20381	4,300	4,300
Harris County, Texas, Unlimited Notes, Series C, TECP, 0.22% 3/3/2010	6,000	6,000
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 6/30/2010	10,000	10,080
City of San Antonio, Texas, Water System Notes, Series 2001, TECP, 0.20% 4/7/2010	7,500	7,500
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Series B, TECP, 0.20% 4/1/2009	4,000	4,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	50,000	50,585
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-C, 0.13% 20261	1,000	1,000
Virginia Public Building Auth., Public Facs. Rev. Bonds, Series 2005-D, 0.20% 20251	5,000	5,000
State of Wisconsin, G.O. Notes, Series 2005-A, TECP, 0.15% 3/5/2010	5,500	5,500
State of Wisconsin, Operating Notes of 2009, 2.50% 6/15/2010	25,000	25,175
Sublette County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1984, 0.09% 20141	4,000	4,000

Total short-term securities (cost: $577,674,000)		577,949

Total investment securities (cost: $9,270,971,000)		9,395,443
Other assets less liabilities		120,122

Net assets		$9,515,565

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $42,911,000, which represented .45% of the net assets of the fund.

3Scheduled interest and/or principal payment was not received.
4Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-919-0410O-S21509

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: April 30, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: April 30, 2010